As filed with the U.S. Securities and Exchange Commission on February 14, 2025
Securities Act File No. 333-198603
Investment Company Act File No. 811-22995

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 86	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 87	[X]
(Check appropriate box or boxes.)

ABACUS FCF ETF TRUST
(Exact Name of Registrant as Specified in Charter)
2101 Park Center Drive
Suite 250
Orlando, FL 32835
(Address of Principal Executive Office)
Registrant’s Telephone Number:
212-217-2470

Name and Address of Agent for Service:	With copies to:
Stellar Corporate Services LLC	Fabio Battaglia, Esq.
3500 South Dupont Highway	Joel D. Corriero, Esq.
Dover, County of Kent, Delaware 19901	Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on February 18, 2025 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on [Date] pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
This post-effective amendment relates only to the Abacus FCF Small Cap Leaders ETF series of the Registrant. No information relating to the other series of the Registrant is amended or superseded hereby.

Abacus FCF Small Cap Leaders ETF (ABLS)

Prospectus

February 18, 2025

This Prospectus provides important information about the Abacus FCF Small Cap Leaders ETF (the “Fund”), a series of Abacus FCF ETF Trust (“Trust”), that you should know before investing in the Fund. Please read it carefully and keep it for future reference.
These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
Shares of the Fund (“Shares”) are listed and traded on Cboe BZX Exchange, Inc. (“Cboe” or “Exchange”). Shares are not individually redeemable. The Trust is a registered investment company under the Investment Company Act of 1940, as amended (“1940 Act”).

TABLE OF CONTENTS
FUND SUMMARY    1
ADDITIONAL INFORMATION ABOUT THE FUND    8
FUND MANAGEMENT    13
OTHER SERVICE PROVIDERS    14
BUYING AND SELLING SHARES    14
BUYING AND SELLING SHARES ON THE SECONDARY MARKET    14
ACTIVE INVESTORS AND MARKET TIMING    15
DISTRIBUTION AND SERVICE PLAN    16
NET ASSET VALUE    16
FUND WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS    17
DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES    17
INDEX PROVIDER    20
DISCLAIMERS    20
HOUSEHOLDING POLICY    20
ADDITIONAL INFORMATION    20
FINANCIAL HIGHLIGHTS    21
No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the Fund’s Statement of Additional Information (“SAI”) dated February 18, 2025 (which is incorporated by reference into this Prospectus and is legally a part of this Prospectus) and, if given or made, such information or representations may not be relied upon as having been authorized by us.

FUND SUMMARY

Investment Objective
The Abacus FCF Small Cap Leaders ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the performance of the Abacus FCF Small Cap Leaders Index (the “Underlying Index”).
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. You may also pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee[1]	0.59%
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.59%
Fee Waiver[3]	(0.20)%
Total Annual Fund Operating Expenses After Fee Waiver	0.39%
1.    The management fee is structured as a “unified fee,” pursuant to which the Fund’s investment adviser pays all expenses of the Fund, except for the management fee, payments under the Fund’s Rule 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto).
2.    “Other Expenses” are based on estimated amounts for the current fiscal year.
3.    Abacus FCF Advisors LLC, the Fund’s investment adviser (the “Adviser”), has contractually agreed to waive a portion of the Fund’s management fee equal to 0.20% of the Fund’s average daily net assets through at least November 28, 2026, which will have the effect of reducing the Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or the Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% per year and that operating expenses remain the same and that the Fee Waiver Agreement remains in place for the contractual period. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years
$40	$148

Portfolio Turnover
The Fund may pay transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly organized, and, as of the date of this Prospectus, has not had any portfolio turnover.
Principal Investment Strategies
To pursue its investment objective, the Fund invests, under normal market circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in component securities of the Underlying Index. The Underlying Index is sponsored and maintained by Abacus FCF Indexes LLC (the “Index Provider”), an affiliate of the Adviser. The Underlying Index is a rules-based equity index designed to track the performance of the small-cap segment of U.S. publicly traded companies with strong free cash flow return on invested capital (“FCF-ROIC”), drawing from the Adviser’s exclusive research. The Fund intends to maintain a portfolio of securities that generally replicates the holdings of the Underlying Index. As of the date of this Prospectus, the only securities included in the Underlying Index are common stock.
The Underlying Index seeks to identify the most profitable companies with the potential for long-term capital appreciation (the “Abacus FCF Leaders Model”). To qualify for the Abacus FCF Leaders Model, a company must: (i) have its securities be listed in the U.S.; (ii) fall within the small-cap category, as defined by the Index Provider, based on market capitalization; (iii) satisfy certain trading volume criteria; and (iv) have reported specific financial metrics within the last year, including but not limited to (a) free cash flow, (b) net income, and (c) revenue. As of the date of this Prospectus, the Index Provider considers companies to be within the small-cap category if they have a market capitalization of $6.8 billion or less.
The Abacus FCF Leaders Model begins by selecting the top 25% of eligible stocks by their FCF-ROIC (the “Eligible Securities”). Eligible Securities are then given a score based on an analysis of the following components of the company issuing the security (the “Abacus FCF Leaders Score”): (i) lower capital expenditures; (ii) lower accruals, (iii) higher margins, and (iv) higher asset turnover. A target weighting is then assigned to each security based on a combination of its Abacus FCF Leaders Score and free-float market capitalization. The Underlying Index includes securities until one of the following thresholds is met: (1) over 90% of the cumulative weight of the Eligible Securities has been included in the Underlying Index, or (2) the number of included securities reaches 100. Under normal circumstances, the Underlying Index includes 50 to 100 securities.
The Underlying Index is rebalanced and reconstituted quarterly, with a portfolio turnover cap of 25%. The Fund’s portfolio is generally rebalanced and reconstituted quarterly, in accordance with the Underlying Index.
The Fund can use derivative instruments, including exchange-traded futures contracts, to gain exposure to component securities of the Underlying Index.
The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of January 27, 2025, the Underlying Index was concentrated in the consumer discretionary sector.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund.
Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
Small Capitalization Company Risk. Investing in securities of small capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often, small capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions. Small capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations or may have difficulty in repaying any loans which are floating rate.
Geographic Region Risk. Because the Fund invests a significant portion of its assets in the U.S., the Fund will generally have more exposure to economic risks affecting the U.S. In the event of economic or political turmoil or a deterioration of diplomatic relations in the U.S., the Fund may experience substantial illiquidity or reduction in the value of the Fund’s investments. Adverse conditions in other countries whose economies appear to be unrelated can also adversely affect the Fund’s U.S. investments.
Index-Based Strategy Risk. The Fund is managed as an index-based fund that seeks to track the performance of the Underlying Index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold the component securities of the Underlying Index regardless of the current or projected performance of a specific security or the relevant market as a whole. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s returns to be lower than if the Fund employed an active strategy. The Fund will seek to track the Underlying Index in all market conditions, including during adverse market conditions when other funds may seek to take temporary defensive measures (such as investing significantly in cash or cash equivalents). Accordingly, unless the Underlying Index allocates significant portions of its assets to cash and/or cash equivalents during times of adverse market or economic conditions, the Fund may be subject to a higher level of market risk during such times than other funds. Additionally, the Fund generally rebalances and reconstitutes its portfolio in accordance with the Underlying Index and, therefore, any changes to the Underlying Index’s rebalance or reconstitution schedule will typically result in corresponding changes to the Fund’s rebalance or reconstitution schedule.
Market Events Risk. The value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Fund’s control, including the quality of the Fund’s investments, economic conditions, adverse investor sentiment, lower demand for a company’s goods or services, and general market conditions. In a declining market, the prices for all securities (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Security values tend to move in cycles, with periods when securities markets generally rise and periods when they generally decline. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, natural disasters, or other events could have a significant impact on the Fund, its investments and the trading of its Shares.
Concentration Risk. A fund concentrated in an industry or group of industries is likely to present more risks than a fund that is broadly diversified over several industries or groups of industries. Compared to the broad market, an individual industry or group of related industries may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock or regulatory changes.
Non-Diversified Fund Risk. The Fund is considered non-diversified and may be more susceptible to factors negatively impacting its holdings to the extent the Fund invests more of its assets in the securities of fewer issuers than would a diversified fund.
Derivatives Risk. A derivative instrument derives its value from an underlying security, currency, commodity, interest rate, index or other asset (collectively, “underlying asset”). The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in the underlying assets, including counterparty, leverage and liquidity risks. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful.
•Futures Contracts Risk. Exchange-traded futures contracts are a type of derivative, which call for the future delivery of an asset, or cash settlement, at a certain stated price on a specified future date. Futures contracts involve the risk of imperfect correlation between movements in the price of the instruments and the price of the underlying assets. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund’s NAV.
Index Correlation Risk. While the Adviser seeks to track the performance of the Underlying Index closely (i.e., to achieve a high degree of correlation with the Underlying Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Underlying Index due to operating expenses, transaction costs, cash flows, regulatory requirements and/or operational inefficiencies.
Index Calculation Risk. The Underlying Index relies on various sources of information to assess the criteria of issuers included in the Underlying Index, including information that may be based on assumptions and estimates. The Fund, the Index Provider, the Adviser, the Underlying Index calculation agent and any of their respective affiliates cannot offer assurances that the Underlying Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers.
Affiliated Index Provider Risk. The Index Provider is an affiliated person of the Adviser, which poses the appearance of a conflict of interest. For example, a potential conflict could arise if the Adviser, as an affiliate of the Index Provider, were to exercise undue influence with respect to regular and/or extraordinary updates to the methodology or composition of the Underlying Index, including in a manner that might improve the apparent performance of the Fund relative to the performance of the Underlying Index. Additionally, potential conflicts could arise to the extent that portfolio managers of the Adviser become aware of contemplated methodology changes or rebalance activity prior to disclosure to the public, which could facilitate “front running” on behalf of other funds or accounts managed by the Adviser with similar exposure. Although the Adviser and the Index Provider have taken steps designed to ensure that these potential conflicts are mitigated (e.g., via the adoption of policies and procedures that are designed to minimize potential conflicts of interest and the implementation of informational barriers designed to minimize the potential for the misuse of information about the Underlying Index), there can be no assurance that such measures will be successful.
Risk of Having a Transferred Basis in Shares. An investment in Shares will be less tax efficient than an investment in other ETFs because the Fund’s initial portfolio was deposited in-kind by a seed investor whose cost basis in the securities was lower than the market value of such securities on the date of such deposit. Under the tax code, such in-kind contribution resulted in the seed investor’s lower basis in those securities being transferred to the Fund. As a result, if any securities with the lower basis are sold by the Fund, the Fund will realize higher amounts of realized gains upon the sale of such portfolio securities than otherwise would be the case had the Fund not received such in-kind deposit, and may be required to distribute capital gains, including long-term capital gains, to all shareholders (inclusive of, but not limited to, the seed investor) upon the sale of such portfolio securities. Please consult your tax advisor about the potential tax consequences. Nonetheless, because the Fund intends to transact with APs primarily in kind, it does not currently anticipate significant tax impacts to investors as a result of the in-kind seed investment.
ETF Risk. As an exchange-traded fund (“ETF”), the Fund is subject to the following risks:
•Authorized Participants Concentration Risk. The Fund may have a limited number of financial institutions that may act as Authorized Participants (“APs”). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, Shares may trade at a discount to NAV and possibly face delisting.
•Flash Crash Risk. Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in Shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day. Shareholders could suffer significant losses to the extent that they sell Shares at these temporarily low market prices.
•Large Shareholder Risk. Certain shareholders, including the Adviser or its affiliates, or groups of related shareholders, such as those investing through one or more model portfolios, may own a substantial amount of the Shares. The disposition of Shares by large shareholders, resulting in redemptions through or by APs, could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. The form of a large shareholder’s contribution and any redemption activity in the Fund can adversely affect the tax efficiency of the Fund.
•Premium-Discount Risk. Shares may trade above or below their NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. The market prices of Shares will generally fluctuate in accordance with changes in NAV, changes in the relative supply of, and demand for, Shares, and changes in the liquidity, or the perceived liquidity, of the Fund’s holdings.
•Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.
Performance
On February 18, 2025, all of the assets of a separately managed account (the “Predecessor Account”), which had been managed by the Adviser since March 18, 2021, and had investment policies, objectives, guidelines and restrictions that were in all material respects equivalent to those of the Fund, were transferred to the Fund in a tax-free transaction (the “Transaction”). Performance shown for periods prior to the date of the Transaction represents the performance of the Predecessor Account. Prior to the date of the Transaction, the Fund had not commenced investment operations. The Predecessor Account was not registered under the 1940 Act and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act on registered investment companies. If the Predecessor Account had been registered under the 1940 Act, the Predecessor Account’s performance may have been adversely affected.
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s and the Predecessor Account’s performance from year to year as of December 31. The table illustrates how the Fund’s and the Predecessor Account’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance, a style-specific index (one reflecting the market segments in which the Fund invests) and the index the Fund seeks to track, in that order. The Fund’s and Predecessor Account’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. The Predecessor Account’s performance shown below has been recalculated using the Fund’s management fee, which has the effect of reducing the Predecessor Account’s performance. In addition, the Predecessor Account did not pay dividends and distributions. As a result, there are no after-tax returns for the Predecessor Account. Updated performance information is also available on the Fund’s website at www.abacusfcf.com.
Calendar Year Total Returns

For the year-to-date period ended December 31, 2024, the Fund’s and Predecessor Account’s total return was 9.29%. During the period of time shown in the bar chart, the Fund’s and Predecessor Account’s highest quarterly return was 13.43% for the quarter ended September 30, 2024, and the lowest quarterly return was -15.41% for the quarter ended June 30, 2022.

Average Annual Total Returns

For the Period Ended December 31, 2024

Abacus FCF Small Cap Leaders ETF	1 Year	Since Inception (3/18/2021)(1)
Return Before Taxes	9.29%	6.95%
Return After Taxes on Distributions	N/A	N/A
Return After Taxes on Distributions and Sale of Shares	N/A	N/A
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	25.02%	13.04%
Russell 2000® Total Return Index (reflects no deduction for fees, expenses, or taxes)	11.54%	0.93%
Abacus FCF Small Cap Leaders Index (reflects no deduction for fees, expenses, or taxes)	9.40%	8.54%⁽²⁾
(1)The Predecessor Account commenced investment operations on March 18, 2021.
(2)The performance for the Abacus FCF Small Cap Leaders Index is provided as of 3/31/2021 as the Index does not have performance data prior to that date.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-advantaged arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.

Investment Adviser
Abacus FCF Advisors LLC serves as the investment adviser of the Fund.
Portfolio Managers
Vince (Qijun) Chen, CFA, Vice President of Public Equity & Portfolio Management of Abacus Life, Inc. (“Abacus Life”) and Portfolio Manager of the Adviser; Fei Xue, Vice President of ABL Wealth Advisors, LLC, a subsidiary of Abacus Life and an affiliate of the Adviser (“ABL Wealth”); and Tom MacDonald, Financial Analyst at ABL Wealth, each serve the Fund as a portfolio manager and have served in such role since February 2025 (the Fund’s inception). Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund.
Purchase and Sale of Shares
Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation

Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.abacusfcf.com.
Tax Information
Distributions you receive from the Fund are generally taxable to you as ordinary income for federal income tax purposes, except that distributions reported by the Fund as “capital gain dividends” are taxed to you as long-term capital gains, and distributions may also be subject to state and/or local taxes. Fund distributions generally are not taxable to you if you are investing through a tax-advantaged retirement plan account or you are a tax-exempt investor, although you may be taxed on withdrawals from your tax-advantaged account.
Purchases Through Broker-Dealers and Other Financial Intermediaries
If you purchase Shares through a broker-dealer or other financial intermediary, the Adviser or its affiliates or related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUND
Additional Information about the Fund’s Investment Strategies
This Prospectus describes the principal investment strategies and risks of the Abacus FCF Small Cap Leaders ETF (the “Fund”) but does not describe all of the Fund’s investment practices. For more information about other types of investments the Fund may make, and about the risks of investing in the Fund, please see the Fund’s SAI, which is available upon request. The Fund’s investment objective is non-fundamental and may be changed without a vote of shareholders upon at least 60 days’ prior notice to shareholders. There is no assurance that the Fund will achieve its investment objective.
The Fund’s policy to invest, under normal market circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in component securities of the “Underlying Index” may be changed upon 60 days’ prior notice to shareholders.
The Fund will not seek to “beat” the performance of the Underlying Index and will not seek temporary defensive measures when markets decline or appear overvalued. Instead, the Fund uses an indexing investment approach to try to approximate the investment performance of its Underlying Index by investing in a portfolio of securities that generally replicates the Underlying Index; however, there may be times when the Fund does not hold every security in the Underlying Index. The Adviser expects that, over time, the correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation.
Although the Fund generally employs a “full replication” methodology in seeking to track the Underlying Index, meaning that it typically invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index, under various circumstances, such as where it may not be possible or practicable to purchase all of those securities in those same weightings, the Adviser may employ a “sampling” methodology. When utilizing a sampling methodology, the Adviser will use a quantitative analysis to select securities from the Underlying Index universe to obtain a representative sample of securities that have, in the aggregate, investment characteristics similar to the Underlying Index in terms of key risk factors, performance attributes and other characteristics. These include industry weightings, market capitalization, return variability, earnings valuation, yield and other financial characteristics of securities. When employing a sampling methodology, the Adviser bases the quantity of holdings in the Fund on a number of factors, including asset size of the Fund, and generally expects the Fund to hold less than the total number of securities in its Underlying Index. However, the Adviser reserves the right to invest the Fund’s assets in as many securities as it believes necessary to achieve the Fund’s investment objective.
There also may be instances in which the Adviser may choose to (i) overweight or underweight a security in the Underlying Index, (ii) purchase securities not contained in the Underlying Index that the Adviser believes are appropriate to substitute for certain securities in the Underlying Index, or (iii) utilize various combinations of other available investment techniques in seeking to track the Underlying Index. The Fund may also invest its assets in certain index futures, options, options on index futures, swap contracts or other derivatives, as related to its respective Underlying Index and its component securities, cash and cash equivalents, as well as in securities and other instruments not included in its Underlying Index but which the Adviser believes will help the Fund track its Underlying Index.
The Fund may sell securities included in its Underlying Index in anticipation of their removal from the Underlying Index, or purchase securities not included in the Underlying Index in anticipation of their addition to the Underlying Index.

Additional Information about the Fund’s Risks
The section below provides additional information about the risks of investing in the Fund, including the principal risks identified under “Principal Risks” in the Summary.
Principal Risks
Affiliated Index Provider Risk. The Index Provider is an affiliated person of the Adviser, which poses the appearance of a conflict of interest. For example, a potential conflict could arise if the Adviser, as an affiliate of the Index Provider, were to exercise undue influence with respect to regular and/or extraordinary updates to the methodology or composition of the Underlying Index, including in a manner that might improve the apparent performance of the Fund relative to the performance of the Underlying Index. Additionally, potential conflicts could arise to the extent that portfolio managers of the Adviser become aware of contemplated methodology changes or rebalance activity prior to disclosure to the public, which could facilitate “front running” on behalf of other funds or accounts managed by the Adviser with similar exposure. Although the Adviser and the Index Provider have taken steps designed to ensure that these potential conflicts are mitigated (e.g., via the adoption of policies and procedures that are designed to minimize potential conflicts of interest and the implementation of informational barriers designed to minimize the potential for the misuse of information about the Underlying Index), there can be no assurance that such measures will be successful.
Concentration Risk. A fund concentrated in an industry or group of industries is likely to present more risks than a fund that is broadly diversified over several industries or groups of industries. Compared to the broad market, an individual industry or group of related industries may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock or regulatory changes.
•Consumer Discretionary Sector Risk. Companies engaged in the consumer discretionary sector are affected by fluctuations in supply and demand and changes in consumer preferences, social trends and marketing campaigns. Changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations also may adversely affect these companies.
Derivatives Risk. A derivative instrument derives its value from an underlying security, currency, commodity, interest rate, index or other asset (collectively, “underlying asset”). The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in the underlying assets, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative instrument will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative instrument. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful.

•Futures Contracts Risk. Exchange-traded futures contracts are a type of derivative, which call for the future delivery of an asset, or cash settlement, at a certain stated price on a specified future date. Futures contracts involve the risk of imperfect correlation between movements in the price of the instruments and the price of the underlying assets. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund’s NAV.
Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally. Recent unprecedented turbulence in financial markets, reduced liquidity in credit and fixed income markets, or rising interest rates may negatively affect many issuers worldwide, which may have an adverse effect on the Fund.
ETF Risk. As an ETF, the Fund is subject to the following risks:
•Authorized Participants Concentration Risk. The Fund may have a limited number of financial institutions that may act as APs. Only APs who have entered into agreements with the Fund’s distributor may engage in creation or redemption transactions directly with the Fund. To the extent that those APs exit the business or are unable or unwilling to process creation and/or redemption orders, and no other AP is able or willing to step forward to create and redeem in either of those cases, Shares may trade like closed-end fund shares at a discount to NAV and possibly face delisting from the Exchange.
•Flash Crash Risk. Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in the Fund’s shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day. In such market conditions, market or stop-loss orders to sell the ETF shares may be executed at market prices that are significantly below NAV. Shareholders could suffer significant losses to the extent that they sell Shares at these temporarily low market prices.
•Large Shareholder Risk. Certain shareholders, including the Adviser or its affiliates, or groups of related shareholders, such as those investing through one or more model portfolios, may own a substantial amount of the Fund’s Shares. In addition, a third-party investor, the Adviser or its affiliates, an AP, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not sell its Shares in the secondary market or transact through an AP to redeem its investment. Dispositions of a large number of Shares by these shareholders may adversely affect the Fund’s liquidity and net assets to the extent such transactions result in redemptions through or by an AP. These redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV and increase the Fund’s brokerage costs. To the extent these large shareholders transact in Shares on the secondary market, such transactions may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. The form of a large shareholder’s contribution and any redemption activity in the Fund can adversely affect the tax efficiency of the Fund.
•Premium-Discount Risk. The Shares may trade above or below their NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. The NAV of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of Shares, however, will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. The trading price of Shares may deviate significantly from NAV during periods of market volatility. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities held by the Fund. The market price of Shares may also fluctuate in accordance with changes in the liquidity, or the perceived liquidity, of the Fund’s holdings, and a decrease, or a perceived decrease, in such liquidity may lead to increased divergence between the Shares’ market price and NAV. Such divergence is more likely under stressed market conditions.
•Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market will generally pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Although Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. Market makers are not obligated to make a market, nor are APs obligated to purchase Shares. In times of market stress, market makers and authorized participants can refrain from these activities and any such absences can lead to greater premiums and discounts. In addition, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Further, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.
Geographic Region Risk. To the extent that a Fund invests a significant portion of its assets in a specific geographic region or a particular country, such as the U.S., the Fund will generally have more exposure to that region or country’s economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a significant portion of a Fund’s assets are invested, the Fund may experience substantial illiquidity or reduction in the value of the Fund’s investments. Adverse conditions in a certain region or country can also adversely affect securities of issuers in other countries whose economies appear to be unrelated.
Index-Based Strategy Risk. The Fund is managed as an index-based fund that seeks to track the performance of its Underlying Index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold the component securities of its Underlying Index regardless of the current or projected performance of a specific security or the relevant market as a whole. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s returns to be lower than if the Fund employed an active strategy. The Fund will seek to track the Underlying Index in all market conditions, including during adverse market conditions when other funds may seek to take temporary defensive measures (such as investing significantly in cash or cash equivalents). Accordingly, unless the Underlying Index allocates significant portions of its assets to cash and/or cash equivalents during times of adverse market or economic conditions, the Fund may be subject to a higher level of market risk during such times than other funds. Additionally, the Fund generally rebalances and reconstitutes its portfolio in accordance with the Underlying Index and, therefore, any changes to the Underlying Index’s rebalance or reconstitution schedule will typically result in corresponding changes to the Fund’s rebalance or reconstitution schedule.
Index Calculation Risk. The Underlying Index relies on various sources of information to assess the criteria of issuers included in the Underlying Index, including information that may be based on assumptions and estimates. The Fund, the Index Provider, the Adviser, the Underlying Index calculation agent and any of their respective affiliates cannot offer assurances that the Underlying Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers.
Index Correlation Risk. While the Adviser seeks to track the performance of the Underlying Index closely (i.e., to achieve a high degree of correlation with the Underlying Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Underlying Index due to operating expenses, transaction costs, cash flows, regulatory requirements and/or operational inefficiencies. Additionally, if the Fund issues or redeems Creation Units principally for cash, it will incur higher costs in buying or selling securities than if it issued and redeemed Creation Units principally in kind, which may contribute to tracking error. The Fund may also fair value certain of the securities it holds. To the extent the Fund calculates its NAV based on fair value prices, the Fund’s ability to track its Underlying Index may be adversely affected. Since the Underlying Index is not subject to the tax diversification requirements to which the Fund must adhere, the Fund may be required to deviate its investments from the securities contained in, and relative weightings of, the Underlying Index. Liquidity constraints may also prevent the Fund from investing in certain securities included in the Underlying Index or from purchasing or selling certain securities at the same time as the Underlying Index. The Fund may also deviate from the Underlying Index for tax efficiency purposes or when it needs cash to meet redemptions.
Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Market Events Risk. The value of securities in each Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Fund’s control, including the quality of the Fund’s investments, economic conditions, adverse investor sentiment, lower demand for a company’s goods or services, and general market conditions. In a declining market, the prices for all securities (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Security values tend to move in cycles, with periods when securities markets generally rise and periods when they generally decline. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, natural disasters, or other events could have a significant impact on a Fund, its investments and the trading of its Shares. Recent examples of such events include Hamas' attack on Israel in October 2023 and the ensuing conflict in the Middle East, Russia's invasion of Ukraine in February 2022, and the outbreak of a novel coronavirus known as COVID-19 that was first detected in China in December 2019.
Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.
Risk of Having a Transferred Basis in Shares. An investment in Shares will be less tax efficient than an investment in other ETFs because the Fund’s initial portfolio was deposited in-kind by a seed investor whose cost basis in the securities was lower than the market value of such securities on the date of such deposit. Under the tax code, such in-kind contribution resulted in the seed investor’s lower basis in those securities being transferred to the Fund. As a result, if any securities with the lower basis are sold by the Fund, the Fund will realize higher amounts of realized gains upon the sale of such portfolio securities than otherwise would be the case had the Fund not received such in-kind deposit, and may be required to distribute capital gains, including long-term capital gains, to all shareholders (inclusive of, but not limited to, the seed investor) upon the sale of such portfolio securities. Please consult your tax advisor about the potential tax consequences. Nonetheless, because the Fund intends to transact with APs primarily in kind, it does not currently anticipate significant tax impacts to investors as a result of the in-kind seed investment.
Sampling Risk. The use of a representative sampling approach may result in the Fund holding a smaller number of securities than are in the Underlying Index. As a result, an adverse development to an issuer of securities that the Fund holds could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater. In addition, by sampling the securities in the Underlying Index, the Fund faces the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Underlying Index, thereby increasing tracking error.
Small Capitalization Company Risk. Investing in the securities of small capitalization companies involves greater risks and the possibility of greater price volatility than customarily is associated with investing in larger, more established companies. Such companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies, and often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because such securities are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. As a result, the performance of small capitalization companies may be more volatile and they may face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.

FUND MANAGEMENT
Investment Adviser
Abacus FCF Advisors LLC acts as the Funds’ investment adviser. The Adviser is located at 2101 Park Center Drive, Suite 250, Orlando, FL 32835. The Adviser is an investment adviser registered with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended (“Advisers Act”). The Adviser was founded in 2005 and managed $818 million as of January 28, 2025. Since 2024, FCF has been a wholly owned subsidiary of Abacus Life, a pioneering alternative asset manager specializing in longevity and actuarial technology.
The Adviser is responsible for overseeing the management and business affairs of the Funds, and has discretion to purchase and sell securities in accordance with the Fund’s objective, policies, and restrictions. The Adviser continuously reviews, supervises, and administers the Funds’ investment programs, subject to the general supervision and control of the Board of Trustees.
The Adviser has entered into an investment advisory agreement (“Management Agreement”) with the Trust with respect to the Fund. Pursuant to that Management Agreement, the Fund pays the Adviser an annual advisory fee based on its average daily net assets for the services and facilities it provides payable at the annual rate of 0.59% (the “Advisory Fee”).
The Adviser bears all of its own costs associated with providing these advisory services. The Advisory Fee is structured as a “unified fee.” Accordingly, the Adviser shall pay all expenses of the Fund, except for the fee payment under the Management Agreement, payments under the Fund’s Rule 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto).
The Adviser has also contractually agreed to waive a portion of the Fund’s management fee equal to 0.20% of the Fund’s average daily net assets through at least November 28, 2026, which will have the effect of reducing the Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or the Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Board.
A discussion regarding the basis for the Board’s approval of the Management Agreement will be available in the Fund’s next report filed on Form N-CSR.
Portfolio Managers
The following employee of the Adviser is the Fund’s portfolio manager, who is primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such position since the Fund’s inception in February 2025.
Vince (Qijun) Chen, CFA, Vice President of Public Equity & Portfolio Management of Abacus Life and Portfolio Manager of the Adviser.

Mr. Chen is the Vice President of Public Equity & Portfolio Management at Abacus Life, bringing nearly a decade of experience in portfolio management and quantitative research to support Abacus Life’s vision as a leading global alternative asset manager. Mr. Chen leads the Adviser in the development and implementation of investment strategies, overseeing management of ETFs and SMAs. He has developed and refined the Adviser’s investing approach through conducting empirical research, publishing research papers, and systematizing the investment process. Since joining the Adviser in October 2017 as Quantitative Analyst in October 2017 and being promoted to Senior Quantitative Analyst in June 2019 and Director of Research in November 2022, Mr. Chen has made significant contributions to the firm’s growth, now part of ABL Wealth.

Mr. Chen earned a Master of Science from Baruch College and a Bachelor of Economics from Guangdong University of Foreign Studies. He is a CFA Charterholder, and an active member of the CQF (Certificate in Quantitative Finance) Institute New York Society. He also holds a Salesforce AI Specialist Certification.

Fei Xue, Vice President of ABL Wealth.

Ms. Xue joined ABL Wealth as Vice President in April 2024. Prior to joining ABL Wealth, Ms. Xue was Senior Vice President of Investments from 2023 to March 2024 and Senior Vice President of Relationship Management from 2021 to 2023 of Dynasty Financial Partners. Prior to her roles at Dynasty, Ms. Xue was the Director of RIA National Account and Due Diligence at CNL Financial Group. Ms. Xue holds a Bachelor of Science degree from Babson College.

Tom MacDonald, Financial Analyst at ABL Wealth.

Mr. MacDonald joined ABL Wealth as a financial analyst in 2023. Mr. MacDonald holds a degree in Finance with minors in Mathematics and Computer Science from University of Central Florida, which he attended prior to joining ABL Wealth.

The Fund’s SAI provides additional information about the portfolio manager, including other accounts managed, ownership in the Fund, and compensation.
OTHER SERVICE PROVIDERS
U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the administrator, accountant and transfer agent to the Fund.
U.S. Bank, N.A., located at 1555 N. RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian to the Fund.
Quasar Distributors, LLC, located at Three Canal Plaza, Suite 100, Portland, Maine 04101, serves as the Fund’s distributor (the “Distributor”).
Cohen & Company, Ltd., located at 1835 Market Street, Suite 310, Philadelphia, Pennsylvania 19103, serves as the Independent Registered Public Accounting Firm to the Fund.
Stradley Ronon Stevens & Young LLP, located at 2005 Market Street, Suite 2600, Philadelphia, Pennsylvania, 19103, serves as legal counsel to the Fund.
BUYING AND SELLING SHARES

The Fund issues and redeems Shares at NAV only in Creation Units. Only APs may acquire Shares directly from the Fund, and only APs may tender their Shares for redemption directly to the Fund, at NAV. APs must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Fund’s transfer agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.
BUYING AND SELLING SHARES ON THE SECONDARY MARKET
Most investors will buy and sell Shares in secondary market transactions through brokers and, therefore, must have a brokerage account to buy and sell Shares. Shares can be bought or sold through your broker throughout the trading day like shares of any publicly traded issuer. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered prices in the secondary market for Shares. The price at which you buy or sell Shares (i.e., the market price) may be more or less than the NAV of the Shares. Unless imposed by your broker, there is no minimum dollar amount you must invest in the Fund and no minimum number of Shares you must buy.
Shares are listed on the Exchange under the ticker symbol ABLS.
The Exchange is generally open Monday through Friday and is closed for weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
For information about buying and selling Shares on the Exchange or in the secondary markets, please contact your broker or dealer.
Book Entry. Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”), or its nominee, will be the registered owner of all outstanding Shares and is recognized as the owner of all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely on the procedures of DTC and its participants. These procedures are the same as those that apply to any stocks that you hold in book entry or “street name” through your brokerage account. Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for distributing income dividends and capital gain distributions and for ensuring that you receive shareholder reports and other communications from the Fund.
Share Trading Prices. The trading prices of Shares may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand for Shares, the prices of the Fund’s portfolio securities, economic conditions and other factors.
Continuous Offering. The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirements and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells Shares directly to customers or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.
Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.
ACTIVE INVESTORS AND MARKET TIMING
The Board of Trustees has evaluated the risks of market timing activities by the Fund’s shareholders. Unlike traditional mutual funds, that Shares can only be purchased and redeemed directly from the Fund in Creation Units by APs and that the vast majority of trading in Shares occurs on the secondary market. Because the secondary market trades do not directly involve the Fund, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains.
Further, direct trading on a short-term bases by APs is critical to ensuring that Shares trade at or close to NAV. The Fund may also employ fair valuation pricing, which may minimize potential dilution from market timing. In addition, the Fund imposes transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting trades. Given this structure, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of Shares. The Fund reserves the right to reject any purchase order at any time and reserve the right to impose restrictions on disruptive or excessive trading in Creation Units. The Fund also reserves the right to reject any redemption order in accordance with applicable law.
DISTRIBUTION AND SERVICE PLAN
The Fund has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides such services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund, however, and there are no current plans to impose these fees. In the event Rule 12b-1 fees are charged, over time they would increase the cost of an investment in the Fund because they would be paid on an ongoing basis.
NET ASSET VALUE
The net asset value, or “NAV,” of Shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern time.
The Fund calculates its NAV per Share by:
•Taking the current market value of its total assets,
•Subtracting any liabilities, and
•Dividing that amount by the total number of Shares owned by shareholders.
If you buy or sell Shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your Shares in Creation Units.
Because securities listed on foreign exchanges may trade on weekends or other days when the Fund does not price its Shares, the NAV of the Fund, if it is holding foreign securities, may change on days when shareholders will not be able to purchase or sell Shares.
When calculating the NAV of Shares, expenses are accrued and applied daily and stocks held by the Fund are valued at their market value when reliable market quotations are readily available. Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. Securities listed on a national securities exchange, market or automated quotation system for which quotations are readily available (except for portfolio securities traded on the Nasdaq Stock Market, LLC (“Nasdaq”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. Eastern time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on Nasdaq, the Nasdaq Official Closing Price will be used. If such prices are not available, the security will be valued as set forth in the Trust’s “Use of Independent Brokers to Value Securities Procedures” and “Fair Value Procedures,” as applicable. Investments in non-exchange traded investment companies are valued at their NAVs. Foreign currency exchange rates are generally determined as of 4:00 p.m., New York time. Both market quotations and indicative bids are obtained from outside pricing services.
Additionally, the Fund’s Board of Trustees (the “Board”) has designated the Adviser to serve as the valuation designee, pursuant to Rule 2a-5 under the 1940 Act, to perform the fair value determinations relating to any or all Fund investments. Accordingly, if a market quotation is not readily available or otherwise becomes unreliable, the Adviser will determine in good faith the price of the security held by the Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board. In addition, the Adviser may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s NAV is calculated. Foreign exchanges typically close before the time at which Share prices are calculated and may be closed altogether on some days when the Exchange is open for trading.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Shares. However, when the Fund use fair valuation to price securities, they may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Shares’ NAV performance to diverge from the Shares’ market price and from the performance of various benchmarks used to compare the Fund performance. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate.
FUND WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS
The Trust maintains a website for the Fund at www.abacusfcf.com. Among other things, this website includes this Prospectus and the SAI, and includes the Fund’s last annual and semi-annual reports, certain market price information about Shares, daily NAV and a historical comparison of the Shares’ market prices to NAV.
In addition, each day the Fund is open for business, the Trust publicly disseminates the Fund’s full portfolio holdings as of the close of the previous day through the website. A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is also available in the Fund’s SAI.
DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES
Fund Distributions
The Fund expects to pay out dividends from its net investment income, if any, quarterly and distribute its net capital gains, if any, at least annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The Fund typically earns dividends from stocks in which it invests and may generate net gains from certain foreign currency transactions. These amounts, net of expenses, are distributed to Fund shareholders as “income dividends.” The Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as “capital gain dividends.”
Brokers may make available to their customers who own Shares the DTC book-entry dividend reinvestment service. To determine whether this service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require the Fund’s shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both net income and net realized gains will be automatically reinvested in additional whole Shares purchased in the secondary market. Without this service, investors would receive all their distributions in cash.
Taxes
The following is a summary of the material federal income tax considerations applicable to an investment in Shares. The summary is based on the laws and regulations in effect on the date of this Prospectus and existing published judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect. In addition, this summary assumes that a shareholder holds Shares as “capital assets” within the meaning of the Code and does not hold Shares in connection with a trade or business. This summary does not address all potential federal income tax considerations possibly applicable to shareholders holding Shares through a partnership (or other pass-through entity) or to shareholders subject to special tax rules. Prospective shareholders are urged to consult their own tax advisors with respect to the specific federal, state, local, and foreign tax consequences of investing in Shares based on their particular circumstances.
Fund distributions to you and sales of your Shares will have tax consequences to you. Such consequences may not apply if you hold your Shares through a tax-exempt entity or tax-advantaged retirement account, such as an individual retirement account or 401(k) plan.
Taxes on Distributions
Distributions by the Fund generally are taxable to you as ordinary income or capital gain. Distributions of the Fund’s “investment company taxable income” (which is, generally, net investment income, net short-term capital gain in excess of net long-term capital loss, and net gains or losses from certain foreign currency transactions, if any) are taxable as ordinary income to the extent of the Fund’s current or accumulated earnings and profits, whether paid in cash or reinvested in additional Shares.
Distributions of the Fund’s net capital gain (which is the excess of net long-term capital gain over short-term capital loss) that are properly reported by the Fund as “capital gain dividends” will be taxable to you as long-term capital gains at rates of 0%, 15% or 20% depending on the taxable income of an individual, trust or estate (each an “individual”), regardless of your holding period for your Shares and whether paid in cash or, if available, reinvested in additional Shares. Distributions to you in excess of the Fund’s earnings and profits will be treated as a return of capital and first will reduce your adjusted tax basis in your Shares and, after your adjusted basis is reduced to zero, will constitute capital gain. Such capital gain will be long-term capital gain, and thus will be taxed at the maximum rates noted above, if the distributions are attributable to Shares held by you for more than one year. Distributions by the Fund that qualify as “qualified dividend income” are taxable to individuals at the long-term capital gain rates mentioned above. In order for a distribution by the Fund to be treated as qualified dividend income by you, (1) it must be attributable to dividends the Fund receives on stock of most domestic corporations and certain foreign corporations with respect to which the Fund satisfies certain holding period and other requirements and, (2) you must meet similar requirements with respect to your Shares.
In the case of an individual, distributions by the Fund and net capital gains realized on sales of Shares will also be subject to a 3.8% tax on the lesser of (1) the individual’s “net investment income” (which generally includes those distributions and gains) or (2) the excess of the individual’s “modified adjusted gross income” over $200,000 (or $250,000 if married and filing jointly).
Corporate shareholders are generally eligible for the 50% dividends-received deduction with respect to the Fund’s ordinary income dividends, but not its capital gain dividends, to the extent the Fund reports such dividends as qualifying for this deduction, except that the aggregate amount so reported in any year cannot exceed the dividends received by the Fund from domestic corporations.
Under a dividend reinvestment service, you may have the option to have all cash distributions automatically reinvested in additional Shares. Any distributions reinvested under such a service will nevertheless be taxable to you. You will have an adjusted basis in the additional Shares purchased through such a reinvestment service equal to the amount of the reinvested distribution plus the amount of any fees charged for the transaction. The additional Shares will have a holding period commencing on the day following the day on which they are credited to your account.
A distribution will reduce the Fund’s NAV per Share and may be taxable to you even though, from an investment standpoint, the distribution may constitute a return of capital. In general, distributions are subject to federal income tax for the calendar year when they are paid. However, certain distributions paid in January may be treated as paid on December 31 of the prior year.
If you are a non-corporate shareholder of the Fund, you may be subject to federal back-up withholding tax if you have not provided the Fund with a taxpayer identification number (for an individual, a social security number) and made other required certifications. You may also be subject to state and local taxes on distributions, sales and redemptions.
Taxes When Shares are Sold
Generally, you will recognize taxable gain or loss if you sell or otherwise dispose of your Shares. Any gain arising from such a disposition generally will be treated as long-term capital gain if you held the Shares for more than one year; otherwise, it will be classified as short-term capital gain, which is taxable at ordinary income tax rates. However, any capital loss arising from the disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of the amount of capital gain dividends received with respect to such Shares. In addition, all or a portion of any loss recognized upon a disposition of Shares may be disallowed under “wash sale” rules if other Shares of the same Fund are purchased (whether through reinvestment of distributions or otherwise) within 30 days before or after the disposition. If disallowed, the loss will be reflected in an adjustment to the basis of the acquired Shares.
Taxes on Purchase and Redemption of Creation Units
An AP that exchanges equity securities for one or more Creation Units generally will recognize a gain or a loss on the exchange. The gain or loss will be equal to the difference between the market value of the Creation Unit(s) at the time of purchase (plus any cash received by the AP as part of the issue) and the AP’s aggregate basis in the securities surrendered (plus any cash paid by the AP as part of the issue). An AP who exchanges one or more Creation Unit(s) for equity securities generally will recognize a gain or loss equal to the difference between the AP’s basis in the Creation Unit(s) (plus any cash paid by the AP as part of the exchange) and the aggregate market value of the securities received (plus any cash received by the AP as part of the exchange). The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Unit(s) cannot be deducted currently under the rules governing “wash sales” or on the basis that there has been no significant change in economic position. APs exchanging securities should consult their own tax advisors with respect to whether wash sale rules apply and when a loss might be deductible.
Any capital gain or loss realized upon a redemption of one or more Creation Unit(s) is generally treated as long-term capital gain or loss if the Creation Unit(s) have been held for more than one year and as short-term capital gain or loss if they have been held for one year or less, assuming that such Creation Units are held as a capital asset.
If the Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in- kind.
The foregoing is only a summary of certain federal income tax considerations under current law, which is subject to change in the future. Shareholders such as non-resident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different U.S. federal income tax treatment.
You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about federal taxes is in the Fund’s SAI.

INDEX PROVIDER
Abacus FCF Indexes LLC is the index provider for the Underlying Index. The Index Provider sponsors and maintains the Underlying Index and has engaged an unaffiliated third-party to act as index calculation agent. The Adviser has entered into a licensing agreement with the Index Provider to use the Underlying Index. The Adviser, in turn, has entered into a sub-licensing agreement with the Fund to permit the Fund to use the Underlying Index. The license to use the Underlying Index has been provided to the Adviser and the Fund at no cost.
The Index Provider is affiliated with the Adviser. Accordingly, the Adviser has adopted firewall procedures as part of its Code of Ethics, which are designed to prevent impermissible sharing of non- public index information.
DISCLAIMERS
The Index Provider, the Adviser and their affiliates (collectively the “Adviser Parties”) do not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and none of them shall have any liability for any errors, omissions or interruptions therein. The Adviser Parties do not make any warranty, express or implied, as to results to be obtained by the Fund, to owners of the Shares or any other person or entity for the use of the Underlying Index or any data included therein. The Adviser Parties make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser Parties have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.
HOUSEHOLDING POLICY
It is the policy of the Fund to mail only one copy of the prospectus, annual report, semi-annual report and proxy statements to all shareholders who share the same mailing address and share the same last name and have invested in the Fund covered by the same document. You are deemed to consent to this policy unless you specifically revoke this policy and request that separate copies of such documents be mailed to you. In such case, you will begin to receive your own copies within 30 days after our receipt of the revocation. You may request that separate copies of these disclosure documents be mailed to you by writing to us at: Abacus FCF ETF Trust, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201 or calling us at: 800-617-0004.
ADDITIONAL INFORMATION
The Trust enters into contractual arrangements with various parties, which may include, among others, the Fund’s investment adviser, custodian, and transfer agent, who provide services to the Fund. Shareholders are not parties to any such contractual arrangements and are not intended beneficiaries of those contractual arrangements, and those contractual arrangements are not intended to create in any shareholder any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.
This Prospectus provides information concerning the Fund that you should consider in determining whether to purchase Shares. Neither this Prospectus nor the SAI is intended, or should be read, to be or give rise to an agreement or contract between the Trust or the Fund and any investor, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.
FINANCIAL HIGHLIGHTS
The Fund is newly organized and therefore has not yet had any operations prior to the date of this Prospectus.

If you would like more information about the Fund and the Trust, the following documents are available free, upon request:
Annual/Semi-Annual Reports to Shareholders; Form N-CSR Filed with the SEC
Additional information about the Fund will be available in its annual and semi-annual reports to shareholders and in the Form N-CSR filed with the SEC, when available. The annual report will explain the market conditions and investment strategies affecting the Fund performance during the preceding fiscal year. In Form N-CSR, you will find each Fund's annual and semi-annual financial statements.
Statement of Additional Information
The SAI dated February 18, 2025, which contains more details about the Fund, is incorporated by reference in its entirety into this Prospectus, which means that it is legally part of this Prospectus.
To receive a free copy of the latest annual or semi-annual report, when available, or the SAI, or to request additional information about the Fund, please contact us as follows:
Call:    800-617-0004
Write:     Abacus FCF ETF Trust
c/o U.S. Bank Global Fund Services
P.O. Box 701 Milwaukee, WI 53201
Visit:     www.abacusfcf.com

Information Provided by the Securities and Exchange Commission
Information about the Fund, including its reports and the SAI, has been filed with the SEC. They are available on the EDGAR database on the SEC’s internet site (http://www.sec.gov). You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov).

Investment Company Act File No. 811-22995.

Abacus FCF Small Cap Leaders ETF (ABLS)
STATEMENT OF ADDITIONAL INFORMATION
February 18, 2025
2101 Park Center Drive, Suite 250, Orlando, FL 32835
PHONE: 800-617-0004
Shares are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe” or “Exchange”).
This SAI describes the Abacus FCF Small Cap Leaders ETF (the “Fund”), a series of Abacus FCF ETF Trust (the
“Trust”). The Trust is an open-end registered management investment company under the Investment Company Act of 1940.
Abacus FCF Advisors LLC (“Adviser”) serves as the investment adviser to the Fund. Quasar Distributors, LLC serves as the distributor for the Fund (“Distributor”).
Shares are neither guaranteed nor insured by the U.S. Government.
This SAI is not a prospectus. It should be read in conjunction with the Fund’s Prospectus, dated February 18, 2025, which incorporates this SAI by reference.
Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. Audited financial statements are not presented for the Fund since the
Fund is newly formed and has not commenced operations prior to the date of this SAI. A copy of the Prospectus and the Fund’s shareholder reports, financial statements and Form N-CSR, when available, may be obtained without charge by writing to the Distributor, calling 800-617-0004 or visiting www.abacusfcf.com.
TABLE OF CONTENTS
GLOSSARY i
TRUST AND FUND OVERVIEW1
EXCHANGE LISTING AND TRADING1
DISCLOSURE OF PORTFOLIO HOLDINGS1
INVESTMENT POLICIES AND RESTRICTIONS2
INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES AND RISKS3
PORTFOLIO TURNOVER21
MANAGEMENT OF THE FUND21
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES26
INVESTMENT MANAGEMENT AND OTHER SERVICES27
PORTFOLIO TRANSACTIONS AND BROKERAGE28
PORTFOLIO MANAGERS30
THE DISTRIBUTOR31
ACCOUNTING AND LEGAL SERVICE PROVIDERS32
ADDITIONAL INFORMATION CONCERNING SHARES33
TRANSACTIONS IN CREATION UNITS34
TAXATION41
FINANCIAL STATEMENTS46
Appendix A - Proxy Voting Policies and Procedures for the Trust A-1
Appendix B – Audited Schedule of Investments for the Predecessor AccountB-1
No person has been authorized to give any information or to make any representations other than those contained in this SAI and the Prospectus and, if given or made, such information or representations may not be relied upon as having been authorized by the Trust. This SAI does not constitute an offer to sell securities.
i
GLOSSARY
The following terms are used throughout this SAI, and have the meanings used below:
“1933 Act” means the Securities Act of 1933, as amended.
“1934 Act” means the Securities Exchange Act of 1934, as amended.
“Adviser” means Abacus FCF Advisors LLC.
“Authorized Participant” means a broker-dealer or other participant in the Continuous Net Settlement System of the
National Securities Clearing Corporation (NSCC) or a participant in DTC with access to the DTC system, who has executed an agreement with the Distributor that governs transactions in the Fund’s Creation Units.
“Balancing Amount” means an amount of cash equal to the difference between the NAV of a Creation Unit and the market value of the In-Kind Creation (or Fund Redemption) Basket, used to ensure that the NAV of the Fund
Deposit (or Fund Redemption) (other than the Transaction Fee), is identical to the NAV of the Creation Unit being purchased or redeemed.
“Board” means the Board of Trustees of the Trust.
“Business Day” means any day on which the Trust is open for business.
“Cash Component” means an amount of cash consisting of a Balancing Amount and/or a Cash In-Lieu Amount
calculated in connection with purchases and redemptions of Creation Units.
“Cash In-Lieu Amount” means the amount of cash in lieu of certain portfolio holdings to be deposited or received with respect to the creation or redemption of a Creation Unit, respectively, solely because (i) such portfolio holdings are not eligible for transfer either through the NSCC or DTC, (ii) in the event the Fund holds non-U.S securities, such non-U.S. securities are not eligible for trading due to local trading restrictions, local restrictions on securities transfers or other similar circumstances, or (iii) to-be-announced transactions, short positions, derivatives and other positions that cannot be transferred in kind.
“CEA” means the Commodity Exchange Act, as amended.
“CFTC” means the Commodity Futures Trading Commission.
“Code” means the Internal Revenue Code of 1986, as amended.
“Creation Unit” means an aggregation of 10,000 Shares that the Fund issues and redeems on a continuous basis at
NAV. Shares will not be issued or redeemed except in Creation Units.
“Distributor” means Quasar Distributors, LLC.
“Dodd-Frank Act” means the Dodd-Frank Wall Street Reform and Consumer Protection Act.
“DTC” means the Depository Trust Company.
“ETF” means exchange-traded fund.
“Exchange” means Cboe BZX Exchange, Inc.
“FINRA” means the Financial Industry Regulatory Authority.
“Fund” means the series of the Trust discussed in this SAI: the Abacus FCF Small Cap Leaders ETF.
ii
“Fund Deposit” means the In-Kind Creation Basket and Cash Component necessary to purchase a Creation Unit from the Fund.
“Fund Redemption” means the In-Kind Redemption Basket and Cash Component received in connection with the redemption of a Creation Unit.
“Independent Trustee” means a Trustee who is not an “interested person” as defined under Section 2(a)(19) of the
Investment Company Act.
“In-Kind Creation Basket” means the basket of securities to be deposited to purchase Creation Units of the Fund.
The In-Kind Creation Basket will identify the name and number of shares of each security to be contributed, in kind, to the Fund for a Creation unit.
“In-Kind Redemption Basket” means the basket of securities a shareholder will receive upon redemption of a
Creation Unit.
“Interested Trustee” means a Trustee who is an “interested person” as defined in Section 2(a)(19) of the Investment
Company Act.
“Investment Advisers Act” means the Investment Advisers Act of 1940, as amended.
“Investment Company Act” means the Investment Company Act of 1940, as amended.
“IRS” means the Internal Revenue Service.
“NAV” means the net asset value of the Fund’s Shares.
“NSCC” means the National Securities Clearing Corporation.
“NYSE” means the New York Stock Exchange, Inc.
“Prospectus” means the Fund’s Prospectus, dated February 18, 2025, as may be amended and supplemented from time to time.
“SAI” means this Statement of Additional Information.
“SEC” means the United States Securities and Exchange Commission. “Shares” means the shares of beneficial interest in the Fund.
“Transaction Fees” are fees imposed to compensate the Trust for costs incurred in connection with transactions for
Creation Units. The Transaction Fee is comprised of a flat (or standard) fee and may include a variable fee. For the
Transaction Fees applicable to the Fund, see “Transaction Fees” in this SAI.
“Trust” means the TrimTabs ETF Trust, a Delaware statutory trust.
“Trustee” means a Trustee of the Trust.

TRUST AND FUND OVERVIEW
The Trust is a Delaware statutory trust (the "Trust") formed on April 2, 2014 and is an open-end registered management investment company registered under the Investment Company Act. The Trust is comprised of six series, one of which is discussed in this SAI. The Fund discussed in this SAI is a non-diversified, index-based ETF.
The offering of Shares is registered under the 1933 Act.
The Fund offers and issues Shares at its NAV only in aggregations of a specified number of Shares (a "Creation
Unit"). The Fund generally offers and issues Shares in exchange for a basket of securities ("Deposit Securities")
together with the deposit of a Cash Component. The Trust reserves the right to permit or require the substitution of a
"cash in lieu" amount ("Deposit Cash") to be added to the Cash Component to replace any Deposit Security. Shares are listed on the Exchange and trade on the Exchange at market prices that may differ from the Share’s NAV.
Shares are also redeemable only in Creation Unit aggregations, primarily for a basket of Deposit Securities together with a Cash Component. A Creation Unit generally consists of 10,000 Shares, though this may change from time to time. Creation Units are not expected to consist of fewer than 10,000 Shares. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities.
Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the value of the missing Deposit Securities, as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. As in the case of other publicly traded securities, brokers' commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.
EXCHANGE LISTING AND TRADING
Shares are listed and traded on the Exchange. There can be no assurance that the Fund will continue to meet the requirements of the Exchange necessary to maintain the listing of Shares. The Exchange may, but is not required to, remove Shares from listing if: (i) the Exchange becomes aware that the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the Investment Company Act; (ii) any of the other listing requirements set forth in the
Exchange’s listing rules are not continuously maintained; (iii) following the initial 12-month period after commencement of trading on the Exchange, there are fewer than 50 beneficial owners of Shares for 30 or more consecutive trading days; or (iv) such other event shall occur or condition exists which, in the opinion of the
Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove Shares from listing and trading upon termination of the Fund.
The Trust reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.
The Fund is not sponsored, endorsed, sold or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Fund to achieve its objective. The
Exchange has no obligation or liability in connection with the administration, marketing or trading of the Fund.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Board has adopted a policy regarding the disclosure of information about the Fund’s portfolio securities. Under the policy, portfolio holdings of the Fund, which will form the basis for the calculation of NAV on a Business Day, are publicly disseminated prior to the opening of trading on the Exchange that Business Day through financial reporting or news services, including the website, www.abacusfcf.com. In addition, each Business Day a portfolio composition file, which displays the In-Kind Creation Basket and Cash Component, is publicly disseminated prior to the opening of the Exchange via the NSCC.
INVESTMENT POLICIES AND RESTRICTIONS
The Fund has adopted the following investment policies, which are fundamental and may be changed only by a vote of the holders of a majority of the Fund’s outstanding voting securities:
1.The Fund may not borrow money, except to the extent permitted by the Investment Company Act, the rules, regulations, and interpretations thereunder and any applicable exemptive relief.
2.The Fund may not issue senior securities, except to the extent permitted by the Investment Company Act, the rules, regulations, and interpretations thereunder and any applicable exemptive relief.
3.The Fund may not engage in the business of underwriting securities except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the acquisition, disposition or resale of its portfolio securities or in connection with investments in other investment companies, or to the extent otherwise permitted under the Investment Company Act, the rules, regulations, and interpretations thereunder and any applicable exemptive relief.
4.The Fund may not purchase or sell real estate, except to the extent permitted under the Investment Company
Act, the rules, regulations, and interpretations thereunder and any applicable exemptive relief.
5.The Fund may not purchase or sell commodities, contracts relating to commodities or options on contracts relating to commodities, except to the extent permitted under the Investment Company Act, the rules, regulations, and interpretations thereunder and any applicable exemptive relief.
6.The Fund may not make loans, except to the extent permitted under the Investment Company Act, the rules, regulations, and interpretations thereunder and any applicable exemptive relief.
7.The Fund may not concentrate (i.e., hold more than 25% of its assets in the securities of a single industry or group of industries) its investments in issuers of one or more particular industries except that the Fund will concentrate to approximately the same extent that the Fund’s index concentrates in an industry or group of industries. This limitation does not apply to investments in securities issued or guaranteed by the U.S.
government, its agencies or instrumentalities, or shares of investment companies.
With respect to the fundamental policy relating to borrowing money set forth in (1) above, the Investment Company
Act permits the Fund to borrow money in amounts of up to one-third of the Fund’s total assets, at the time of borrowing, from banks for any purpose (the Fund’s total assets include the amounts being borrowed). To limit the risks attendant to borrowing, the Investment Company Act requires the Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings (not including borrowings for temporary purposes in an amount not exceeding 5% of the value of the Fund’s total assets). Asset coverage means the ratio that the value of the Fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. In the event that such asset coverage falls below this percentage, the Fund is required to reduce the amount of its borrowings within three days (not including Sundays and holidays) so that the asset coverage is restored to at least 300%.
With respect to the fundamental policy relating to issuing senior securities set forth in (2) above, “senior securities”
are defined as fund obligations that have a priority over Shares with respect to the payment of dividends or the distribution of Fund assets. The Investment Company Act prohibits the Fund from issuing any class of senior securities or selling any senior securities of which it is the issuer, except that the Fund is permitted to borrow as described above.
With respect to the fundamental policy relating to investing in real estate set forth in (4) above, the Fund may, to the extent permitted by applicable law, invest in securities or other instruments directly or indirectly secured by real estate and invest in securities or other instruments issued by issuers that invest in real estate.
With respect to the fundamental policy relating to investing in commodities set forth in (5) above, this policy shall not prevent the Fund from purchasing or selling foreign currency or purchasing, selling or entering into futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments. This policy also does not prevent the Fund from purchasing securities of issuers who are engaged in the commodities business.

With respect to the fundamental policy relating to making loans set forth in (6) above, the Investment Company Act does not prohibit the Fund from making loans; however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets, except through the purchase of debt obligations.
Except with respect to borrowing, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund’s investments will not constitute a violation of such limitation. Thus, the Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund’s assets.
INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES AND RISKS
Reference is made to the Prospectus for a discussion of the investment objectives and principal investment strategies of the Fund. The discussion below supplements, and should be read in conjunction with, the Prospectus.
The investment restrictions of the Fund specifically identified as fundamental policies may not be changed without the affirmative vote of at least a majority of the outstanding voting securities of the Fund, as defined in the
Investment Company Act. The investment objectives and all other investment policies of the Fund may be changed by the Trustees without the approval of shareholders.
The investment techniques and strategies discussed below may be used by the Fund if, in the opinion of the Adviser, the techniques or strategies may be advantageous to the Fund. The Fund is free to reduce or eliminate its use of any of these techniques or strategies without changing its fundamental policies. There is no assurance that any of the techniques or strategies listed below, or any of the other methods of investment available to the Fund, will result in the achievement of the Fund’s objective. Also, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case management may determine to liquidate the Fund at a time that may not be opportune for shareholders.
For purposes of this SAI, the word “invest” refers to the Fund directly and indirectly investing in securities or other instruments. Similarly, when used in this SAI, the word “investment” refers to the Fund’s direct and indirect investments in securities and other instruments.
Additional information concerning the Fund, its investment policies and techniques, and the securities and financial instruments in which it may invest are set forth below.
Equity-Related Investments
Common Stocks
Common stock represents an ownership interest in a company and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s common stock price.
The fundamental risk of investing in common stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income securities and money market investments. This may not be true currently or in the future. The market value of all securities, including common stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measure of a company’s worth. If you invest in the Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

Master Limited Partnerships
The Fund may invest in master limited partnerships (“MLPs”), which are publicly traded partnerships primarily engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. Their interests, or units, trade on public securities exchanges exactly like the shares of a corporation, generally without entity level taxation (subject to the application of certain partnership audit rules).
MLPs generally have two classes of owners, one or more general partners and the limited partners (i.e., investors).
The general partner typically controls the operations and management of the MLP through an equity interest in the
MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units and have a limited role in the partnership’s operations and management. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after the
Fund had sold its investment in the partnership. MLPs typically invest in real estate, oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.
MLP common units, like other equity securities, can be affected by macroeconomic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices of other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.
Investments in Other Investment Companies or Other Pooled Investments
The Fund may invest in the securities of other registered investment companies to the extent permitted by law and consistent with its respective investment objective. Subject to applicable regulatory requirements, the Fund may invest in shares of both open- and closed-end registered investment companies (including money market funds and
ETFs). The market price for ETF and closed-end fund shares may be higher or lower than, respectively, the ETF’s and closed-end fund’s NAV. Investing in another investment company exposes the Fund to all the risks of that investment company and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses. As a result, an investment by the Fund in an ETF or investment company could cause the Fund’s operating expenses to be higher and, in turn, performance to be lower than if the Fund were to invest directly in the securities underlying the ETF or investment company. The Fund also may invest in private investment funds, vehicles, or structures.
Preferred Stocks
The Fund may invest in preferred stocks. Preferred stocks include convertible and non-convertible preferred and preference stocks that are senior to common stock. Preferred stocks are equity securities that are senior to common stock with respect to the right to receive dividends and a fixed share of the proceeds resulting from the issuer’s liquidation. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of the issuer’s common stock, and thus represent an ownership interest in the issuer. Depending on the features of the particular security, holders of preferred stock may bear the risks disclosed in the Prospectus or this SAI regarding equity or fixed income securities.
Real Estate Investment Trusts (“REITs”)
A REIT is a company that pools investor funds to invest primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on net income and net realized gains distributed to its shareholders if, among other things, it distributes substantially all of its taxable income (other than net capital gains) and certain other amounts for each taxable year.
Because REITs have ongoing fees and expenses, which may include management, operating and administration expenses, REIT shareholders, including the Fund, will indirectly bear a proportionate share of those expenses in addition to the expenses of the Fund. However, such expenses are not considered to be Acquired Fund Fees and
Expenses and, therefore, are not reflected as such in the Fund’s fee table.
The Fund also may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills.
Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a
REIT may be affected by its failure to qualify for tax-free “pass-through” of income under the Code, including regulations thereunder and IRS interpretations or similar authority upon which the Fund may rely, or its failure to maintain exemption from registration under the Investment Company Act.
Warrants and Rights
The Fund may invest in warrants and rights. Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price and time.
The price usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer. A stock right is an option given to a shareholder to buy additional shares at a predetermined price during a specified time.
Investments in warrants and rights involve certain risks, including the possible lack of a liquid market for the resale of the warrants and rights, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise. If the warrant is not exercised within the specified time period, it becomes worthless.
Cash Items
The Fund may invest a portion of its assets in cash or cash equivalents or to maintain liquid assets required in connection with some of the Fund’s investments. These cash items and other high quality debt securities may include money market instruments, such as securities issued by the U.S. Government and its agencies, bankers’
acceptances, commercial paper, bank certificates of deposit and investment companies that invest primarily in such instruments.
Derivative Instruments
A derivative is a financial instrument whose value is dependent upon the value of other assets, rates or indices. The
Fund will comply with and adhere to all limitations on the manner and extent in which it effects transactions in derivative instruments (including futures and options on such futures) imposed by the provisions of the Investment
Company Act and the rules thereunder. Additionally, the Adviser has claimed an exclusion from the definition of the term “commodity pool operator” with respect to the Fund pursuant to Rule 4.5 under the CEA. Therefore, the
Adviser is not subject to regulation or registration as a commodity pool operator under the CEA and the rules of the
CFTC.
Legal and regulatory changes may substantially affect over-the-counter derivatives markets, and such changes may impact the Fund’s use of such instruments. In particular, the Dodd-Frank Wall Street Reform and Consumer
Protection Act, enacted in July 2010, provides for the regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict the Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the
Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute their investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

Options
An option is a contract that gives the purchaser the option, in return for the premium paid, the right, but not the obligation, to buy from or sell to the writer of the option at the exercise price during the term of the option or on a specific date, the security, currency, or other instrument underlying the option. The Fund may write call and put options on securities, ETFs or security indexes to seek income or may purchase or write put or call options for hedging purposes. Options may either be listed on an exchange or traded in over-the-counter markets.
Although not required to do so, the Fund will typically write a call option only if the option is “covered” by the
Fund’s holding of a position in the underlying asset or by other means that would permit immediate satisfaction of the Fund’s obligation as writer of the option. The purchase and writing of options involves certain risks. During the option period, a covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying asset above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying asset decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver (if not cash settled) the underlying asset at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying asset, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options market, the Fund may be unable to close out a position.
Futures Contracts
A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade that have been designated “contracts markets” by the CFTC. No purchase price is paid or received when the contract is entered into. Instead, the Fund, upon entering into a futures contract (and to maintain the Fund’s open positions in futures contracts), would be required to deposit with its custodian in a segregated account in the name of the futures commission merchant
(“FCM”) an amount of cash, U.S. government securities, suitable money market instruments or liquid, high-grade fixed income securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.
If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the FCM will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the FCM will pay the excess to the Fund. These subsequent payments, called “variation margin,” to and from the
FCM, are made on a daily basis as the price of the underlying assets fluctuate, making the long and short positions in the futures contract more or less valuable, a process known as “marking to market.” When the futures contract is closed out, if the Fund has a loss equal to or greater than the margin amount, then the margin amount is paid to the
FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, then the full margin amount and the amount of the gain are paid to the Fund and the FCM pays the Fund any excess gain over the margin amount.
The Fund may experience loss on the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a futures contract. The assets of the Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, the Fund is also subject to the risk that the FCM could use Fund assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.
The Fund will incur brokerage fees when it purchases and sells futures contracts. Also, margin deposits must be continuously maintained when a futures contract is outstanding. Positions taken in the futures markets are not normally held until delivery or cash settlement is required but are instead liquidated through offsetting transactions which may result in a gain or a loss. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the futures contract.
While futures positions taken by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying assets whenever it appears economically advantageous for the Fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that, as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract. If the Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments.
Securities Index Futures Contracts
Purchases or sales of securities index futures contracts may be used in an attempt to protect the Fund’s current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date, a final cash settlement occurs, and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.
By establishing an appropriate short position in an index future, the Fund may also seek to protect the value of its portfolio against an overall decline in the market for the securities on which the future is based. Alternatively, in anticipation of a generally rising market, the Fund can seek to avoid losing the benefit of apparently low current prices by establishing a long position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, the Fund will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.
Limitations on Purchase and Sale of Futures Contracts
Futures can be volatile instruments and involve certain risks. If the Adviser applies a hedge in the Fund’s portfolio at an inappropriate time or judges market movements incorrectly, futures strategies may lower the Fund’s return.
The Fund could also experience losses if the prices of its futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid market.
In general, the Fund will not purchase or sell futures contracts unless either (i) the futures contracts are purchased for “bona fide hedging” purposes (as defined under the CFTC regulations); or (ii) if purchased for other purposes,
(A) the sum of the amounts of initial margin deposits and premiums required to establish such positions on the
Fund’s existing futures would not exceed 5% of the liquidation value of the Fund’s portfolio, or (B) the aggregate net notional value of commodity futures, commodity options contracts, or swaps positions determined at the time the most recent position was established does not exceed 100% of the liquidation value of the Fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such positions it has entered into.

Swap Agreements
The Fund may enter into swap agreements. The Fund may enter into equity or equity index swap agreements for purposes of attempting to gain exposure to an index or group of securities without actually purchasing those securities. Although some swap agreements may be exchange-traded, others are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. Most, if not all, swap agreements entered into by the Fund will be two-party contracts.
In such a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return)
earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or
“swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or group of securities. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.
Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).
Because swap agreements are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for purposes of the Fund’s illiquid investment limitations.
However, the Fund has adopted procedures pursuant to which the Adviser may determine swaps to be liquid under certain circumstances. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which could lead to significant losses. The Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy. The
Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, the Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund’s rights as a creditor.
The Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable.
The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks.
The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement will generally be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. As a trading technique, the Adviser may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.
Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap agreement defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.
The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the over-the-counter market. The Adviser, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of the Fund’s transactions in swap agreements.
Additional Information Regarding Leverage
Certain derivatives involve leverage; that is, the amount invested may be less than the full economic exposure of the derivative instrument, and the Fund could lose more than the amount invested. The leverage involved in certain derivative transactions may result in the Fund’s NAV being more sensitive to changes in the value of the related investment.
Foreign-Related Investments
Depositary Receipts
The Fund may invest in foreign securities by purchasing sponsored and unsponsored depositary receipts, including
American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts
(“GDRs”) or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities which they represent. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental
Depositary Receipts (“CDRs”)), in bearer form, may be denominated in other currencies and are designed for use in
European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of the Fund’s investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.
Depositary receipts may reduce some but not eliminate all the risks inherent in investing in the securities of foreign issuers. Depositary receipts are still subject to the political and economic risks of the underlying issuer’s country and are still subject to foreign currency exchange rate risk. In an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid by the depositary holder. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs in a sponsored depositary receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current, and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts. In addition, the issuers of securities underlying unsponsored depositary receipts may be subject to less stringent government supervision. If the Fund’s investment depends on obligations being met by the arranger as well as the issuer of an unsponsored program, the Fund will be exposed to additional credit risk.
Illiquid Investments
The Fund may invest up to 15% of its net assets in illiquid investments. For this purpose, “illiquid investments” are those that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A repurchase agreement maturing in more than seven days is considered illiquid, unless it can be terminated after a notice period of seven days or less.
The Adviser also may deem certain securities to be illiquid as a result of the Adviser’s receipt from time to time of material, non-public information about an issuer, which may limit the Adviser’s ability to trade such securities for the account of any of its clients, including the Fund. In some instances, these trading restrictions could continue in effect for a substantial period of time.

At times, the inability to sell illiquid investments can make it more difficult to determine their fair value for purposes of computing the Fund’s net asset value. The judgment of the Adviser normally plays a greater role in valuing these securities than in valuing publicly traded securities.
If illiquid investments exceed 15% of the Fund’s net assets after the time of purchase, the Fund will take steps to reduce in an orderly fashion its holdings of illiquid investments. Because illiquid investments may not be readily marketable, the Adviser may not be able to dispose of them in a timely manner. As a result, the Fund may be forced to hold illiquid investments while their price depreciates. Depreciation in the price of illiquid investments held by the Fund may cause the NAV of the Fund to decline. An investment that is determined by the Adviser to be liquid may subsequently revert to being illiquid if not enough buyer interest exists.
Repurchase Agreements
The Fund may enter into repurchase agreements with banks and broker-dealers. A repurchase agreement is an agreement under which securities are acquired by the Fund from a securities dealer or bank subject to resale at an agreed upon price on a later date. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund are delayed or prevented from exercising its rights to dispose of the collateral securities. Such a default may subject the Fund to expenses, delays, and risks of loss including: (i)
possible declines in the value of the underlying security while the Fund seeks to enforce its rights, (ii) possible reduced levels of income and lack of access to income during this period, and (iii) the inability to enforce its rights and the expenses involved in attempted enforcement.
Repurchase agreements are treated as loans by the SEC staff. The Fund will not enter into repurchase agreements if, as a result, the aggregate amount of the Fund’s loans exceed 331⁄3% of its total assets.
Reverse Repurchase Agreements
The Fund may use reverse repurchase agreements as part of its investment strategy. Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Fund intends to use the reverse repurchase technique only when the Adviser believes it will be to the Fund’s advantage to do so.
Securities Lending
The Fund may make secured loans of its portfolio securities; however, securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by the Fund exceeds 331⁄3% of its total assets
(including the market value of collateral received). For purposes of complying with the Fund’s investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Fund to the extent required by law. The Fund continues to receive dividends or interest, as applicable, on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized.
To the extent the Fund engages in securities lending, securities loans will be made to broker-dealers that the Adviser believes to be of relatively high credit standing pursuant to agreements requiring that the loans continuously be collateralized by cash, liquid securities, or shares of other investment companies with a value at least equal to the market value of the loaned securities. As with other extensions of credit, the Fund bears the risk of delay in the recovery of the securities and of loss of rights in the collateral should the borrower fail financially. The Fund also bears the entire risk of loss on any reinvested collateral received in connection with securities lending.

Voting rights or rights to consent with respect to the loaned securities pass to the borrower. The Fund has the right to call loans at any time on reasonable notice. However, the Fund bears the risk of delay in the return of the security, impairing the Fund’s ability to vote on such matters. The Adviser will retain lending agents on behalf of the Fund based on a percentage of the Fund’s return on its securities lending. The Fund may also pay various fees in connection with securities loans, including shipping fees and custodian fees. The costs of lending securities are not reflected in the Fund’s Annual Fund Operating Expenses.
Because the Fund is newly organized, it did not engage in any securities lending activity during the most recent fiscal year ended July 31.
Short Sales
A short sale is a transaction in which the Fund sells a security it does not own. To complete such a transaction, the
Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends it receives, or interest which accrues, during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. The Fund also will incur transaction costs in effecting short sales.
The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest the Fund may be required to pay, if any, in connection with a short sale. Short sales may be subject to unlimited losses as the price of a security can rise infinitely.
Cyber-Security Risk
The Fund, and its service providers, may be prone to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting the Fund, the Adviser, Authorized Participants, the
custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, cyber-attacks may interfere with the processing of shareholder transactions, including the ability of
Authorized Participants to process transactions, impact the Fund’s ability to calculate NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulatory fines or financial losses and/or cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes. While the Fund’s service providers have established business continuity plans, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders. Similar types of cyber security risks are also present for issuers or securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investments in such companies to lose value.

Artificial Intelligence Risk
The rapid development and increasingly widespread use of certain artificial intelligence technologies, including machine learning models and generative artificial intelligence (collectively “AI Technologies”), may adversely impact markets, the overall performance of a Fund’s investments, or the services provided to a Fund by its service providers. For example, issuers in which a Fund invests and/or service providers to the Funds (including, without limitation, a Fund’s investment adviser, sub-adviser, fund accountant, custodian, or transfer agent) may use and/or expand the use of AI Technologies in their business operations, and the challenges with properly managing its use could result in reputational harm, competitive harm, and legal liability, and/or an adverse effect on business operations. AI Technologies are highly reliant on the collection and analysis of large amounts of data and complex algorithms, and it is possible that the information provided through use of AI Technologies could be insufficient, incomplete, inaccurate or biased leading to adverse effects for a Fund, including, potentially, operational errors and investment losses.
Actual usage of AI Technologies by a Fund’s service providers and issuers in which a Fund invests will vary. AI
Technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to rapidly evolve, and it is impossible to predict the full extent of future applications or regulations and the associated risks to a Fund.
Recent Events
As a result of increasingly interconnected global economies and financial markets, various economic, industry, regulatory, political or other factors (such as natural disasters, epidemics and pandemics, terrorism, conflicts or social unrest) may disrupt US and world economies and can dramatically affect markets generally, certain industry sectors, and/or individual companies. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries. Market disruptions could have negative effects on a
Fund, including with respect to the liquidity and valuation of the Fund’s underlying securities, and could have the effect of magnifying other risks faced by the Fund. Negative global events also can disrupt the operations and processes of any of the service providers for a Fund. Similarly, negative global events, in some cases, could constitute a force majeure event under contracts with service providers or contracts entered into with counterparties for certain transactions.
Epidemic Risk. Widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments.
For example, beginning in the first quarter of 2020, financial markets in the United States and around the world experienced extreme and in many cases unprecedented volatility and severe losses due to the global pandemic caused by COVID-19, a novel coronavirus. The pandemic resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. Some sectors of the economy and individual issuers have experienced particularly large losses. Although the World Health Organization and the U.S. ended their declarations of COVID-19 as a global health emergency in May 2023, the full economic impact at the macro-level and on individual businesses, as well as the potential for a future reoccurrence of COVID-19 or the occurrence of a similar epidemic or pandemic, cannot be predicted and could result in significant and prolonged adverse impact on financial markets worldwide and in specific countries.
Armed Conflict Risk. Armed conflict between countries or in a geographic region, for example Hamas’ attack on
Israel in October 2023 and the ensuing conflict in the Middle East and Russia’s invasion of Ukraine in February
2022, may potentially negatively impact the Fund’s investments. Such armed conflicts, and other corresponding events, have had, and could continue to have, severe adverse impacts on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The adverse impacts may be particularly acute in certain sectors. It is impossible to predict the timing and duration of such armed conflicts, any resulting sanctions, related events and other impacts. Such events could negatively impact Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to issuers located in or with significant exposure to an impacted country or geographic region.
Natural Disaster Risk. Natural or environmental disasters, including but not limited to, earthquakes, fires, floods, hurricanes, tornadoes, tsunamis, and other severe weather-related phenomena, generally have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value a
Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and could negatively impact a Fund’s ability to achieve its investment objective. Any such event(s) could have a significant adverse impact on the value and risk profile of a Fund.
PORTFOLIO TURNOVER
The Fund’s portfolio turnover may vary from year to year, as well as within a year. The Fund’s portfolio turns over for a variety of reasons. A high portfolio turnover rate (for example, over 100%) may result in transaction costs to the Fund, including brokerage commissions and other transaction costs. The performance of the Fund could be negatively impacted by the increased costs.
“Portfolio Turnover Rate” is defined under the rules of the SEC as the lesser of the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of Portfolio Turnover Rate. Instruments excluded from the calculation of portfolio turnover generally would include futures contracts and option contracts in which the Fund may invest because such contracts generally have a remaining maturity of less than one year.
The Fund is newly organized and, as of the date of the SAI, has not had any portfolio turnover.
MANAGEMENT OF THE FUND
Trustees and Officers
The business and affairs of the Trust are managed by its officers under the oversight of its Board. The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of the Adviser and the Trust’s other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.
The Board is comprised of three Trustees. One Trustee and certain of the officers of the Trust are directors, officers or employees of the Adviser. The other Trustees are Independent Trustees. The fund complex includes all funds advised by the Adviser (“Fund Complex”).
The Trustees, their year of birth, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen and other directorships, if any, held by each Trustee, are shown below. The officers, their year of birth, term of office and length of time served and their principal business occupations during the past five years, are shown below. Unless noted otherwise, the address of each Trustee and each Officer is: c/o 2101 Park Center Drive, Suite 250, Orlando, FL 32835.

Name, Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Stephen J. Posner YOB: 1944	Trustee	Since 2014	Retired Since 2014.	6	None
David A. Kelly YOB: 1938	Trustee	Since 2015	Founder and President, Three Lakes Advisors, Inc. (1996-present).	6	None
Paul Hatch YOB: 1957	Trustee	Since 2024	Chief Executive Officer, Vestria Capital (investment adviser services) (2022- present); formerly, Co- Founder, Convergency Partners (2020-2022).	6	FLX Networks (2020- present).
Interested Trustee*
Jay Jackson YOB: 1976	Trustee, President and Principal Executive Officer	Trustee since 2024.	Chief Executive Officer, Abacus Settlements, LLC (2016-present) and Abacus Life, Inc. (2023-present).	6	Senior Resource Alliance, LLC (2020- present); Lapetus Solutions, LLC (2021-2024).
* Mr. Jackson is considered an “interested person,” as defined by the Investment Company Act, because of his role at ABL, the parent company of the Adviser.

Officers

Name, Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
Derin Cohen YOB: 1991	Chief Compliance Officer and Anti- Money Laundering Officer	Chief Compliance Officer and Anti- Money Laundering Officer since 2019
Chief Operating & Compliance Officer, FCF
Advisors LLC (2019- present), and Vice
President, Marketing and Operations
(2017-2019); Lead Generation Associate,
SinglePlatform (2017-2017); Internal Control
Associate, Maxim Group LLC, (2013-2017)

Vince (Qijun) Chen YOB: 1994	Vice President, Treasurer, and Principal Financial Officer	Since 2019
Vice President of Public Equity & Portfolio
Management, Abacus Life, Inc. (2024-present);
Director of Research, FCF Advisors LLC (now,
Abacus FCF Advisors LLC) (2022-2024),
Portfolio Manager (2021-present) and
Quantitative Analyst (2017-present); Application
Developer, NYC Human Resources
Administration (2017-2017)

Fei Xue YOB: 1982	Vice President	Since 2024
Vice President, ABL Wealth (April 2024-
present); Senior Vice President, Investments,
Dynasty Financial Partners (2023-March 2024);
Senior Vice President, Relationship
Management, Dynasty Financial Partners
(2021-2023)

Additional Information About the Trustees
The following provides information additional to that set forth in the table above regarding other relevant qualifications, experience, attributes or skills applicable to each Trustee.
Stephen J. Posner: Mr. Posner has extensive experience in the securities industry, having served as a general securities representative, registered options principal, and general securities sales supervisor of a broker-dealer.
David A. Kelly: Mr. Kelly has extensive experience in the investment management industry, including as founder and president of an investment adviser.
Paul Hatch: Mr. Hatch has extensive experience in the investment management industry, including at large asset management firms.
Jay Jackson: Mr. Jackson has over 20 years of experience in the financial services and life settlement industry.
The Board has determined that each Trustee on an individual basis and in combination with the other Trustees is qualified to serve, and should serve, on the Board. To make this determination the Board considered a variety of criteria, none of which in isolation was controlling. Among other things, the Board considered each Trustee’s experience, qualifications, attributes and skills.
The Board has determined that each Trustee on an individual basis and in combination with the other Trustees is qualified to serve, and should serve, on the Board. To make this determination the Board considered a variety of criteria, none of which in isolation was controlling. Among other things, the Board considered each Trustee’s experience, qualifications, attributes and skills.

Board Structure
Mr. Jackson is considered to be an Interested Trustee and serves as Chairman of the Board. The Chairman’s responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board and, if present, meetings of the Independent Trustees; and, serving as a liaison between the other Trustees, Trust officers, management personnel and counsel.
The Board believes that having an interested Chairman, who is familiar with the Adviser and its operations, while also having 75% of the Board composed of Independent Trustees, strikes an appropriate balance that allows the
Board to benefit from the insights and perspective of a representative of management while empowering the
Independent Trustees with the ultimate decision-making authority. The Board has not appointed a lead Independent
Trustee at this time. The Board does not believe that an independent Chairman or lead Independent Trustee would enhance the Board’s effectiveness, as the relatively small size of the Board allows for diverse viewpoints to be shared and for effective communications between and among Independent Trustees and management so that meetings proceed efficiently. Independent Trustees have effective control over the Board’s agenda because they form a majority of the Board and can request presentations and agenda topics at Board meetings.
The Board normally holds four regularly scheduled meetings each year. The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings. The Board of the
Trust met five times during the fiscal year ended July 31, 2024.
The Board will conduct a self-assessment on an annual basis, as part of which it considers whether the structure of the Board and its Committees is appropriate under the circumstances. Based on such self-assessment, among other things, the Board will consider whether its current structure is appropriate. As part of this self-assessment, the Board will consider several factors, which may include the number of funds overseen by the Board, their investment objectives, and the responsibilities entrusted to the Adviser and other service providers with respect to the oversight of the day-to-day operations of the Trust and the Fund.
The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of the Adviser and the Trust’s other service providers. As part of its oversight function, the Board monitors the
Adviser’s risk management, including, as applicable, its management of investment, compliance and operational risks, through the receipt of periodic reports and presentations. The Board has not established a standing risk committee. Rather, the Board relies on Trust officers, advisory personnel and service providers to manage applicable risks and report exceptions to the Board in order to enable it to exercise its oversight responsibility. To this end, the
Board receives reports from such parties at least quarterly, including, but not limited to, investment and/or performance reports, distribution reports, Rule 12b-1 reports, valuation and internal controls reports. Similarly, the
Board receives quarterly reports from the Trust’s chief compliance officer (“CCO”), including, but not limited to, a report on the Trust’s compliance program, and the Independent Trustees have an opportunity to meet separately each quarter with the CCO. The CCO typically provides the Board with updates regarding the Trust’s compliance policies and procedures, including any enhancements to them. The Board expects all parties, including, but not limited to, the
Adviser, other service providers and the CCO, to inform the Board on an intra-quarter basis if a material issue arises that requires the Board’s oversight.
The Board generally exercises its oversight as a whole, but has delegated certain oversight functions to an Audit
Committee. The function of the Audit Committee is discussed in detail below.
Committees
The Board currently has three standing committees: an Audit Committee, a Nominating Committee and a Qualified
Legal Compliance Committee. Each Independent Trustee serves on each of these committees, except for the
Valuation Committee, which is comprised of the officers of the Trust.
The purposes of the Audit Committee are to: (1) oversee generally the Fund’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; (2)
oversee the quality, integrity, and objectivity of the Fund’s financial statements and the independent audit thereof;

(3) assist the full Board with its oversight of the Trust’s compliance with legal and regulatory requirements that relate to the Fund’s accounting and financial reporting, internal controls and independent audits; (4) approve, prior to appointment, the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; and (5) act as a liaison between the Trust’s independent auditors and the full Board. During the fiscal year ended July 31, 2024, the
Audit Committee met four times.
The purposes of the Nominating Committee are, among other things, to: (1) identify and recommend for nomination candidates to serve as Trustees and/or on Board committees who are not “interested persons” as defined in Section
2(a)(19) of the Investment Company Act (“Interested Person”) of the Trust and who meet any independence requirements of Exchange Rule 5.3(k)(1) or the applicable rule of any other exchange on which shares of the Trust are listed; (2) evaluate and make recommendations to the full Board regarding potential trustee candidates who are
Interested Persons of the Trust; and (3) review periodically the workload and capabilities of the Trustees and, as the
Committee deems appropriate, to make recommendations to the Board if such a review suggests that changes to the size or composition of the Board and/or its committees are warranted. The Committee will generally not consider potential candidates for nomination identified by shareholders. During the fiscal year ended July 31, 2024, the
Nominating Committee met one time.
The purpose of the Qualified Legal Compliance Committee is to evaluate and recommend resolutions to reports from attorneys servicing the Trust regarding evidence of material violations of applicable federal and state law or the breach of fiduciary duties under applicable federal and state law by the Trust or an employee or agent of the Trust.
The Qualified Legal Compliance Committee did not meet during the fiscal year ended July 31, 2024.
Compensation of Trustees
The Independent Trustees determine the amount of compensation that they receive. In determining compensation for the Independent Trustees, the Independent Trustees take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The
Independent Trustees also recognize that these individuals’ advice and counsel are in demand by other organizations, that these individuals may reject other opportunities because of the time demands of their duties as
Independent Trustees, and that they undertake significant legal responsibilities. The Independent Trustees also consider the compensation paid to independent board members of other registered investment company complexes of comparable size.
Effective December 2, 2024, each Independent Trustee receives $45,000 per year from the entire Fund Complex.
Prior to December 2, 2024, each Independent Trustee received $18,000 per year from the entire Fund Complex. All
Trustees are reimbursed for their travel expenses and other reasonable out-of-pocket expenses incurred in connection with attending Board meetings. The Trust does not accrue pension or retirement benefits as part of the Fund’s expenses, and Trustees are not entitled to benefits upon retirement from the Board. The Trust’s officers and the interested Trustees receive no compensation directly from the Trust.
The table shows the total compensation paid to the Trustees for the Fund Complex for the fiscal year ended July 31,
2024:

Independent Trustees	Aggregate Compensation from the Fund*	Compensation Deferred	Total Compensation for the Fund Complex Paid to Trustees*
Stephen J. Posner	N/A	$0	$18,000
David A. Kelly	N/A	$0	$18,000
Paul Hatch[1]	N/A	$0	$0
Interested Trustee
Jay Jackson[1]	N/A	N/A	N/A

*Pursuant to the terms of its investment advisory agreement with respect to the Fund, the Adviser bears all of its own costs associated with providing advisory services and all the expenses of the Fund (excluding certain items, as provided in the investment advisory agreement), including Trustee compensation.
1Mr. Hatch and Mr. Jackson joined the Board on December 2, 2024.
Fund Shares Owned by Trustees
Prior to the date of this SAI, the Fund had not commenced operations and, therefore, the Trustees did not own any
Shares. The table below shows the dollar range of equity securities in the entire Fund Complex beneficially owned by each Trustee as of December 31, 2023:

Trustee	Aggregate Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in all Funds Overseen Within the Fund Complex
Stephen J. Posner	N/A	$0
David A. Kelly	N/A	$0
Paul Hatch	N/A	$0
Jay Jackson	N/A	$0
As of December 31, 2024, none of the Independent Trustees or their immediate family members beneficially owned any securities in any investment adviser or principal underwriter of the Trust, or in any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust.
As of January 31, 2025, each Trustee and the executive officers of the Trust individually, and collectively as a group, owned less than 1% of the outstanding shares of the Fund.
Codes of Ethics
The Board, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment
Company Act. In addition, the Adviser has adopted a Code of Ethics pursuant to Rule 17j-1. These Codes of Ethics
(the “Codes of Ethics”) apply to the personal investing activities of trustees, directors, officers and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Codes of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings. Copies of the Codes of
Ethics are on file with the SEC, and are available to the public.
Proxy Voting
The Board has delegated to the Adviser the responsibility to vote proxies related to the securities held in the Fund’s portfolio. Under this authority, the Adviser is required by the Board to vote proxies related to portfolio securities in the best interests of the Fund and its shareholders. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this SAI. The Board will periodically review the
Fund’s proxy voting record.
The Trust annually discloses its complete proxy voting record on Form N-PX. The Trust’s most recent Form N-PX is available without charge, upon request, by calling 800-617-0004. The Trust’s Form N-PX is available on the
SEC’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Fund. Prior to the date of this SAI, the
Fund had no Shares outstanding.
INVESTMENT MANAGEMENT AND OTHER SERVICES
Investment Advisory Agreement
FCF Advisors LLC is the investment adviser to the Fund. Under an investment advisory agreement between the
Adviser and the Trust, on behalf of the Fund (“Management Agreement”), the Fund pays the Adviser a fee of 0.59%
at an annualized rate, which is calculated daily and paid monthly, based on its average daily net assets.
The Adviser has not been paid any advisory fees as of the date of this SAI.
The Adviser manages the investment and the reinvestment of the assets of the Fund in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the
Board. The Adviser is a registered investment adviser under the Investment Advisers Act and is a limited liability corporation organized under the laws of Delaware. The address of the Adviser is 1345 Avenue of the Americas, 33rd
Floor, New York, NY 10105. The Adviser was founded in 2005 and provides investment advisory services to registered investment companies and separately managed accounts. As of January 28, 2025, the Adviser managed approximately $818 million. Since 2024, the Adviser has been a wholly owned subsidiary of Abacus Life, Inc., a pioneering alternate asset manager specializing in longevity and actuarial technology.
The Adviser bears all of its own costs associated with providing these advisory services. In addition, in consideration of the fees paid with respect to the Fund, the Adviser shall pay all expenses of the Fund, except for the fee payment under the Management Agreement, payments under the Fund's Rule 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expense and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto) (the “unified fee”).
The Adviser has also contractually agreed to waive a portion of the Fund’s management fee equal to 0.20% of the
Fund’s average daily net assets through at least November 28, 2026, which will have the effect of reducing the
Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or the Fund may discontinue the Fee Waiver
Agreement after the contractual period, it may only be terminated during its term by either party upon written notice;
provided that such termination shall require the approval of the Board.
The Management Agreement provides that the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Management Agreement relates, but will be liable to the Trust and its shareholders only for willful misfeasance, bad faith, or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.
The Management Agreement also provides that the Adviser may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render investment advisory services to others.
The Management Agreement for the Fund provides that it may be terminated at any time, without the payment of any penalty, by the Board of Trustees or, with respect to the Fund, by a majority of the outstanding Shares, on 60 days’ written notice to the Adviser, and by the Adviser upon 60 days’ written notice and that it shall be automatically terminated if it is assigned.

Transfer Agent and Fund Accounting Agent
U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (“Fund Services”), located at
615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as transfer agent for the Fund pursuant to a transfer agent servicing agreement (the “Transfer Agent Servicing Agreement”) and as fund accounting agent pursuant to a fund accounting servicing agreement (the “Fund Accounting Servicing Agreement”). As compensation for these services, Fund Services receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees pursuant to the Adviser’s unified fee arrangement with the Fund.
Administrator
Fund Services, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, also serves as the administrator for the Fund pursuant to a fund administration servicing agreement (the “Fund Administration Servicing
Agreement”). Under the Fund Administration Servicing Agreement, Fund Services is obligated, on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust. Fund Services generally will assist in many aspects of the Trust’s and the Fund’s operations, including accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the Investment Company Act and the rules thereunder, except as maintained by other agents), assisting in preparing reports to shareholders or investors, assisting in the preparation and filing of tax returns, supplying financial information and supporting data for reports to and filings with the SEC, and supplying supporting documentation for meetings of the Board. Pursuant to the Agreement, the Trust has agreed to indemnify
Fund Services for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from gross negligence, bad faith or willful misconduct in the performance of its duties. As compensation for these services, Fund Services receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees pursuant to the Adviser’s unified fee arrangement with the Fund.
Because the Fund is newly organized, it did not pay any fees to Fund Services and U.S. Bank for administration and fund accounting services during the most recent fiscal year ended July 31.
Custodian
U.S. Bank, N.A. (“Custodian”), located at 1555 N. RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212,
serves as the custodian for the Fund pursuant to a custody agreement (the “Custody Agreement”). The Custodian holds the Fund’s assets, among other duties. Under the Custody Agreement, the Custodian is also authorized to appoint certain foreign custodians for Fund investments outside of the United States.
PORTFOLIO TRANSACTIONS AND BROKERAGE
Brokerage Transactions
Portfolio changes will generally be implemented through in-kind transactions for Creation Units; however, the
Adviser may execute brokerage transactions for the Fund and the Fund may incur brokerage commissions, particularly during the early stages of the Fund’s development or in the case of transactions involving realized losses. Also, the Fund may accept cash as part or all of an In-Kind Creation or Redemption Basket, in which case the
Adviser may need to execute brokerage transactions for the Fund. Generally, equity securities, including securities of underlying ETFs, are bought and sold through brokerage transactions for which commissions are payable.
Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark-
up or reflect a dealer’s mark-down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order, often referred to as “bunching,” for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution.
Transactions involving commingled orders are allocated in a manner deemed equitable to each account, including the Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser and the
Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances effecting the larger portion of a combined order for an account may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Adviser believes that the ability of the Fund to participate in higher volume transactions will generally be beneficial to the Fund.
Because the Fund is newly organized, it did not pay any brokerage commissions during the most recent fiscal year ended July 31.
Brokerage Selection
The Trust does not expect to use one particular broker-dealer to effect the Trust’s portfolio transactions. When one or more broker-dealers is believed capable of providing the best combination of price and execution, the Adviser may not select a broker-dealer based on the lowest commission rate available for a particular transaction. In such cases, the Adviser may pay a higher commission than otherwise obtainable from other brokers in return for brokerage or research services provided to the Adviser consistent with Section 28(e) of the 1934 Act, which provides that the Adviser may cause the Fund to pay a broker-dealer a commission for effecting a transaction in excess of the amount of commission another broker-dealer would have charged as long as the Adviser makes a good faith determination that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer. To the extent the Adviser obtains brokerage and research services that it otherwise would acquire at its own expense, the Adviser may have an incentive to place a greater volume of transactions or pay higher commissions than would otherwise be the case.
The Adviser will only obtain brokerage and research services from broker-dealers in arrangements that are consistent with Section 28(e) of the 1934 Act. The types of products and services that the Adviser may obtain from broker-dealers through such arrangements will include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use products and services provided by brokers in servicing all of its client accounts and not all such products and services may necessarily be used in connection with the account that paid commissions to the broker-dealer providing such products and services. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of brokerage and research services.
In some cases, the Adviser may receive a product or service from a broker that has both a “research” and a “non-
research” use. When this occurs, the Adviser will make a good faith allocation between the research and non-
research uses of the product or service. The percentage of the service that is used for research purposes may be paid for with brokerage commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to appropriately allocate the anticipated use of such products and services to research and non-research uses.
Brokerage with Fund Affiliates
Although not expected, the Fund may execute brokerage or other agency transactions through registered broker-
dealer affiliates of the Fund, the Adviser or the Distributor for a commission in conformity with the Investment
Company Act, the 1934 Act and rules promulgated by the SEC. Under the Investment Company Act and the 1934
Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define

“usual and customary” commissions to include amounts that are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.”
The Board, including those who are not “interested persons” of the Fund, has adopted procedures for evaluating the reasonableness of commissions paid to affiliates and reviews these procedures periodically.
Securities of “Regular Broker-Dealers”
The Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the
Investment Company Act) that the Fund may hold at the close of its most recent fiscal year. “Regular brokers and dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares.
Because the Fund is newly organized, it did not hold any securities of its “regular broker dealers” during the most recent fiscal year ended July 31.
PORTFOLIO MANAGERS
The following table provides information about other accounts managed by the portfolio managers who have day-to-
day responsibility for management of the Fund’s portfolio. The reporting information is provided as of January 7,
2025. Unless otherwise indicated, none of these accounts has an advisory fee based on the performance of the account.

Portfolio Managers	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Performance Fee Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Vince (Qijun) Chen	4	$790	0	$0	5	$5	0	$0
Fei Xue	4	$790	0	$0	5	$5	0	$0
Tom MacDonald	4	$790	0	$0	5	$5	0	$0
Potential Conflicts of Interest
The portfolio manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with his or her management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby the portfolio managers could use this information to the advantage of other accounts and to the disadvantage of the Fund.
The Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated. There can be no assurance that these policies and procedures will be effective, however.

Compensation
The portfolio managers receives a fixed salary and is eligible for a bonus, which is based on the profitability of the
Adviser and the performance of the Fund. Thus, portfolio manager compensation is aligned with the interests of the
Adviser’s clients, including the Fund and its investors.
Portfolio Manager's Ownership in the Fund
The portfolio managers did not own any Shares of the Fund as of the date of this SAI because the Fund had not yet commenced operations.
THE DISTRIBUTOR
Quasar Distributors, LLC (the “Distributor”), a registered broker-dealer and member of the Financial Industry
Regulatory Authority ("FINRA"), serves as the distributor of Creation Units for the Fund on an agency basis. The
Trust has entered into a Distribution Agreement, (“Distribution Agreement”), under which the Distributor, as agent, receives orders from Authorized Participants to create and redeem shares in Creation Unit aggregations and transmits such orders to the Custodian and Fund Services. The Distributor’s principal address is Three Canal Plaza,
Suite 100, Portland, ME 04101. Shares will be continuously offered for sale on a best efforts basis by the Trust through the Distributor only in whole Creation Units, as described in the section of this SAI entitled “Transactions in
Creation Units.” The Distributor also acts as an agent for the Trust for those activities described within the
Distribution Agreement. The Distributor will deliver a prospectus to Authorized Participants purchasing Shares in
Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it to Authorized Participants. The Distributor and its officers have no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. No compensation is payable by the Trust to the
Distributor for such distribution services. However, the Adviser has entered into an agreement with the Distributor under which it makes payments to the Distributor in consideration for its services under the Distribution Agreement.
The payments made by the Adviser to the Distributor do not represent an additional expense to the Trust or its shareholders.
Distribution Plan
The Trust has adopted a Distribution Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the
Investment Company Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. There is no current intention to charge such fees pursuant to the Plan. Continuance of the Plan must be approved annually by a majority of the Trustees and by a majority of the independent Trustees who have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of any class of the Fund that is affected by such increase. All material amendments of the
Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.
The Plan provides that Shares pay the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries
(collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the
Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Distributor does not retain 12b-1 fees for profit, but instead keeps any excess (if applicable) in retention for future distribution related expenses. The Adviser pays the
Distributor a fee for certain distribution related services. The Trust intends to operate the Plan in accordance with its terms and with FINRA rules concerning sales charges.

Under the Plan, subject to the limitations of applicable law and regulations, the Fund is authorized to compensate the
Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation
Units of the Fund or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of the Fund’s then-
current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii)
marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant
Agreements, for performing shareholder servicing on behalf of the Fund; (iv) compensating certain Authorized
Participants for providing assistance in distributing the Creation Units of the Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of the Fund; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of Shares, including the cost of providing (or paying others to provide) services to beneficial owners of shares, including, but not limited to, assistance in answering inquiries related to shareholder accounts, and (vi) such other services and obligations as are set forth in the Distribution Agreement.
Payments to Financial Intermediaries
The Adviser or another affiliate of the Fund, out of its own resources, may provide compensation to financial intermediaries. Such compensation is sometimes referred to as “revenue sharing.” Compensation received by a financial intermediary from the Adviser or another affiliate of the Fund may include payments for shareholder servicing, marketing and/or training expenses incurred by the financial intermediary, including expenses incurred by the financial intermediary in educating its salespersons with respect to Shares. For example, compensation may be paid to make Shares available to sales representatives and/or customers of a fund supermarket platform or a similar program, such as a model portfolio, and for services provided in connection with such fund supermarket platforms and programs. Such compensation may also include payments for access to a financial intermediary’s sales force or management, as well as access to conferences or other educational seminars held by a financial intermediary or its affiliates relating directly or indirectly to the Fund. It may also cover costs incurred by financial intermediaries in connection with their efforts to sell Shares, including costs incurred in compensating registered sales representatives and preparing, printing and distributing sales literature.
The amount of compensation paid to different financial intermediaries may vary. The compensation paid to a financial intermediary may be based on a variety of factors, including average net assets attributable to the financial intermediary, which may be based on assets under management or other similar metrics, gross sales by the financial intermediary and/or the number of accounts serviced by the financial intermediary that invest in the Fund.
Any compensation received by a financial intermediary will create a conflict of interest by providing the financial intermediary with an incentive to (i) recommend Shares over other potential investments and/or (ii) elevate the prominence of the Fund within its organization by, for example, placing it on a list of preferred funds and/or in model portfolios. Please contact your salesperson, adviser, broker or other investment professional for more information regarding any such payments or incentives that his or her intermediary firm may receive.
ACCOUNTING AND LEGAL SERVICE PROVIDERS
Independent Registered Public Accounting Firm
Cohen & Company Ltd. (“Cohen”), located at 1835 Market Street, Suite 310, Philadelphia, Pennsylvania, 19103,
serves as the independent auditor to the Fund.
Legal Counsel
Stradley Ronon Stevens & Young LLP, located at 2005 Market Street, Suite 2600, Philadelphia, Pennsylvania,
19103, serves as legal counsel to the Fund.

ADDITIONAL INFORMATION CONCERNING SHARES
Organization and Description of Shares of Beneficial Interest
The Trust is a Delaware statutory trust and registered open-end investment company. The Trust was organized on
April 2, 2014 and has authorized capital of unlimited Shares of beneficial interest of no par value that may be issued in more than one class or series. The Trust consists of five series, including the Fund.
Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the Investment Company
Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders, but if requested in writing by shareholders of at least 25% of the outstanding Shares of the Fund, the Trust will call a meeting of shareholders of the Fund.
All Shares are freely transferable. Shares will not have preemptive rights or cumulative voting rights, and none of the Shares will have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. Shares have equal voting rights except that in a matter affecting only a particular Fund, only Shares of that fund may be entitles to vote on the matter. The Trust Instrument confers upon the Board the power, by resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares may be individually redeemable. The Trust reserves the right to adjust the stock prices of Shares to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits that would have no effect on the value of an investor’s investment in the Fund.
The Trust Instrument of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust that are binding only on the assets and property of the Trust. The Trust Instrument provides for indemnification out of the Fund’s property for all loss and expense of the Fund’s shareholders being held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would not be able to meet the Trust’s obligations and this risk should be considered remote.
If the Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, shareholders may be required to liquidate or transfer their Shares at an inopportune time and shareholders may lose money on their investment.
Book Entry Only System
The following information supplements and should be read in conjunction with the section in the Prospectus entitled
“Book Entry.”
DTC acts as Securities Depository for Shares. Shares are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.
DTC, a limited purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by NYSE and FINRA. Access to the DTC
system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).
Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC
Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial

Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.
Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows.
Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC
Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC
Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, and will be the responsibility of such DTC Participants.
The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect
Participants and Beneficial Owners owning through such DTC Participants.
DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.
TRANSACTIONS IN CREATION UNITS
The Fund sells and redeems Shares in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any Business Day. The Fund will not issue fractional Creation Units. Shares will only be issued against full payment, as further described in the
Prospectus and this SAI.
A Creation Unit is an aggregation of 10,000 Shares. The Board may declare a split or a consolidation in the number of Shares outstanding of the Fund and make a corresponding change in the number of Shares in a Creation Unit.
To purchase or redeem any Creation Units from the Fund, you must be, or transact through, an Authorized
Participant. In order to be an Authorized Participant, you must be either a broker-dealer or other participant
(“Participating Party”) in the Continuous Net Settlement System (“Clearing Process”) of the NSCC or a participant in DTC with access to the DTC system (“DTC Participant”), and you must execute an agreement (“Participant
Agreement”) with the Distributor.
Transactions by an Authorized Participant that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.”
Investors who are not Authorized Participants but want to transact in Creation Units may contact the Distributor for the names of Authorized Participants. An Authorized Participant may require investors to enter into a separate agreement to transact through it for Creation Units and may require orders for purchases of shares placed with it to be in a particular form. Investors should be aware that their broker may not be an Authorized Participant and,

therefore, may need to place any order to purchase or redeem Creation Units through another broker or person that is an Authorized Participant, which may result in additional charges.
Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement. Market disruptions and telephone or other communication failures may impede the transmission of orders.
For an order involving a Creation Unit to be effectuated at the Fund’s NAV on a particular day, it must be received by the Distributor by or before the deadline for such order (“Order Cut-Off Time”). The Order Cut-Off Time for creation and redemption orders for the Fund is generally expected to be 4:00 p.m. Eastern time for In-Kind Creation and Redemption Baskets. Accordingly, In-Kind Creation and Redemption Baskets are expected to be accepted until the close of regular trading on the Exchange on each Business Day, which is usually 4:00 p.m. Eastern time. On days when the Exchange or bond markets close earlier than normal (such as the day before a holiday), the Order
Cut-Off Time is expected to track the Exchange closing and be similarly earlier than normal.
Under normal circumstances, the securities contained in the In-Kind Creation Basket and In-Kind Redemption
Basket will generally each correspond pro rata to the positions in the Fund’s securities, assets or other positions held by the Fund on a Trade Date +1 (“T+1”) settlement basis (including cash positions), except (1) in the case of bonds, for minor differences when it is impossible to break up bonds beyond certain minimum sizes needed for transfer and settlement; (2) for minor differences when rounding is necessary to eliminate fractional shares or lots that are not tradeable round lots; (3) to the extent the Fund determines, on a given Business Day, that cash in lieu of certain portfolio holdings be deposited or received solely because (i) such portfolio holdings are not eligible for transfer either through the NSCC or DTC, (ii) in the case of non-U.S. securities, such non-U.S. securities are not eligible for trading due to local trading restrictions, local restrictions on securities transfers or other similar circumstances, or
(iii) to-be- announced transactions, short positions, derivatives and other positions that cannot be transferred in kind;
(4) to the extent the Fund determines, on a given Business Day, to use a representative sampling of the Fund’s portfolio; or (5) for temporary periods, to effect changes in the Fund’s portfolio as a result of the rebalancing of its
Underlying Index.
Under certain circumstances, the Fund may utilize custom creation or redemption baskets (“Custom Baskets”).
Custom Baskets include (i) all cash baskets; (ii) baskets that substitute cash in lieu of certain securities that would otherwise be included in the Fund’s In-Kind Creation or Redemption Basket (except in those instances provided for above); (iii) a secondary basket which differs from the initial In-Kind Creation or Redemption Basket used in transactions on that same Business Day; or (iv) a non-representative basket that consists of a selection of instruments that are already included in the Fund’s portfolio holdings.
Custom orders typically clear outside the Clearing Process and, therefore, like other orders outside the Clearing
Process, may need to be transmitted early on the relevant Business Day to be effectuated at that day’s NAV. A custom order may be placed when, for example, an Authorized Participant cannot transact in a security in the In-
Kind Creation Basket and additional cash is included in the Fund Deposit or Fund Redemption in lieu of such security. Custom orders may be required to be received by the Distributor by 3:00 p.m. Eastern time to be effectuated based on the Fund’s NAV on that Business Day.
In all cases, cash and securities should be transferred to the Fund by the contractual settlement date. Persons placing custom orders should be aware of time deadlines imposed by intermediaries, such as DTC and/or the Federal
Reserve Bank wire system, which may delay the delivery of cash and securities by the contractual settlement date.
Purchasing Creation Units
Fund Deposit. The consideration for a Creation Unit of the Fund is the Fund Deposit plus the Transaction Fee. The
Fund Deposit will consist of the In-Kind Creation Basket, which, under normal circumstances, corresponds pro rata to the positions in the Fund’s portfolio, and a Cash Component. Because any short positions in the Fund’s portfolio cannot be transferred in-kind, they will be represented by cash in the Cash Component and not in the In-Kind
Creation Basket.

The Cash Component may include a Balancing Amount reflecting the difference, if any, between the NAV attributable to a Creation Unit and the market value of the securities in the In-Kind Creation Basket and the Cash In-
Lieu Amount, if any. If the NAV attributable to a Creation Unit exceeds the market value of the securities in the In-
Kind Creation Basket and the Cash In-Lieu Amount, if any, the purchaser pays the Balancing Amount to the Fund.
By contrast, if the NAV attributable to a Creation Unit is less than the market value of the securities in the In-Kind
Creation Basket and the Cash In-Lieu Amount, if any, the Fund pays the Balancing Amount to the purchaser. The
Balancing Amount ensures that the consideration paid by an investor for a Creation Unit is exactly equal to the value of the Creation Unit.
Fund Services, in a portfolio composition file sent via the NSCC, generally makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), a list of the names and quantities of instruments comprising the In-Kind Creation Basket to be included in the current Fund Deposit for the
Fund (based on information about the Fund’s portfolio at the end of the previous Business Day) (subject to amendment or correction). If applicable, Fund Services, through the NSCC, also makes available on each Business
Day, the estimated Cash Component for that day.
The Fund Deposit is applicable, subject to any adjustments as described below, for purchases of Creation Units of the Fund until such time as the next-announced Fund Deposit is made available, although the Fund reserves the right to accept the Fund Deposit that consists of a Custom Basket as described above. From day to day, the composition of the Fund Deposit may change as, among other things, corporate actions, investment rebalancing and investment decisions by the Fund’s portfolio managers are implemented for the Fund’s portfolio. All questions as to the composition of the Fund Deposit and the validity, form, eligibility, and acceptance for deposit of any securities shall be determined by the Fund, and the Fund’s determination shall be final and binding.
Payment of any stamp duty or the like shall be the sole responsibility of the Authorized Participant purchasing a
Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.
Placement of Creation Orders. All purchase orders must be placed by or through an Authorized Participant. To order a Creation Unit, an Authorized Participant must submit an irrevocable purchase order to the Distributor through Fund Services. In-kind (portions of) purchase orders will be processed through the Clearing Process when it is available. The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC Participants that are also participants in the Clearing Process of the NSCC. In-kind (portions of)
purchase orders not subject to the Clearing Process will go through a manual clearing process run by DTC. Fund
Deposits that include government securities must be delivered through the Federal Reserve Bank wire transfer system (“Federal Reserve System”). Fund Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve System.
Placement of Creation Orders Using Clearing Process. In connection with creation orders made through the
Clearing Process, Fund Services transmits, on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Fund Deposit to the Trust, together with such additional information as may be required by the
Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Business Day the order is placed (“Transmittal Date”) if (i) such order is received by the Distributor by the Order
Cut-Off Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed. Cash Components will be delivered using either the Clearing Process or the Federal Reserve
System.
Placement of Creation Orders Outside Clearing Process. Fund Deposits made outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. With respect to such orders, the Fund
Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of securities in the In-Kind Creation Basket through DTC to the relevant Trust account by 11:00 a.m., Eastern time, (the “DTC Cut-Off Time”) on the Business Day immediately following the
Transmittal Date. The Cash Component must be transferred directly to the Custodian through the Federal Reserve

Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date. The delivery of corporate securities through
DTC must occur by 3:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date. The delivery of government securities through the Federal Reserve System must occur by 3:00 p.m., Eastern time, on the
Business Day immediately following the Transmittal Date.
An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the
Transmittal Date if (i) such order is received by the Distributor by the Order Cut-Off Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed. If the Custodian does not receive both (a) the required In-Kind Creation Basket by the DTC Cut-Off Time and (b) the Cash Component by the
appointed time, such order may be canceled. Upon written notice to the Distributor through Fund Services, a canceled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then-current In-Kind Creation Basket and Cash Component. Except for the instances discussed below, the delivery of Creation Units so created will occur no later than the second Business Day following the day on which the order is deemed received by the Distributor. Authorized Participants that submit a canceled order will be liable to the Fund for any losses resulting therefrom.
Orders involving foreign securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable purchase order, Fund Services will notify the Distributor, Adviser, and the Custodian of such order. The
Custodian, who will have caused the appropriate local sub-custodian(s) of the Fund to maintain an account into which an Authorized Participant may deliver the Fund Deposit (or cash in lieu), with adjustments determined by the
Fund, will then provide information of the order to such local sub- custodian(s). The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Fund, immediately available or same day funds in U.S. dollars estimated by the Fund to be sufficient to pay the Cash Component and
Transaction Fee.
While, as stated above, Creation Units are generally delivered no later than the second Business Day following the day on which the order is deemed received by the Distributor, the Fund may settle Creation Unit transactions on a basis other than the one described above in order to accommodate foreign market holiday schedules and closures, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.
Acceptance of Orders for Creation Units. The Trust reserves the right to reject a creation order for any reason, including if:  (i) the order is not in proper form; (ii) the investor or group of related investors, upon obtaining the
Shares, would own 80% or more of the currently outstanding Shares; (iii) acceptance of the Fund Deposit would, in the opinion of the Trust, be unlawful; or (iv) in the event that circumstances that are outside the control of the Trust make it practically impossible to process creation orders. Examples of such circumstances include acts of God;
public service or utility problems resulting in telephone, telecopy and computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Fund's investment adviser, the Distributor, DTC, NSCC, the
Custodian or sub- custodian or any other participant in the creation process; and similar extraordinary events. The
Distributor shall notify an Authorized Participant of its rejection of the order. The Fund, the Custodian, any sub-
custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits, and they shall not incur any liability for the failure to give any such notification.
Issuance of a Creation Unit. Once the Fund has accepted a creation order, upon next determination of the Fund’s
NAV, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. Fund
Services will transmit a confirmation of acceptance to the Authorized Participant that placed the order.
Except as provided below, a Creation Unit will not be issued until the Fund obtains good title to the Fund Deposit.
While the delivery of Creation Units will generally occur no later than the second Business Day following the
Transmittal Date for securities, the Fund may settle foreign securities included in Creation Unit transactions on a basis other than the one described above in order to accommodate foreign market holiday schedules and closures for those foreign securities, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.
In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.
With respect to orders involving foreign securities, when the applicable local sub-custodian(s) has confirmed to the
Custodian that the In-Kind Creation Basket and the Cash Component has been delivered to the Fund’s account at the applicable sub-custodian(s), the Distributor and the Adviser shall be notified of such delivery, and the Fund will issue and cause the delivery of the Creation Unit.
Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable In-Kind
Creation Basket, provided the purchaser tenders an initial deposit consisting of any available securities in the In-
Kind Creation Basket and cash equal to the sum of the Cash Component and at least 105% of the market value, as adjusted from time to time by the Adviser, of the In-Kind Creation Basket securities not delivered (“Additional Cash
Deposit”). Such initial deposit will have a value greater than the NAV of the Creation Unit on the date the order is placed. The order shall be deemed to be received on the Transmittal Date provided that it is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the
Custodian by the DTC Cut-Off Time the following Business Day. If the order is not placed in proper form by 4:00
p.m., Eastern time, or federal funds in the appropriate amount are not received by the DTC Cut-Off Time the next
Business Day, then the order will be canceled or deemed unreceived and the Authorized Participant effectuating such transaction will be liable to the Fund for any losses resulting therefrom.
To the extent securities in the In-Kind Creation Basket remain undelivered, pending delivery of such securities additional cash will be required to be deposited with the Trust as necessary to maintain an Additional Cash Deposit equal to at least 105% (as adjusted by the Adviser) of the daily marked-to-market value of the missing securities. To the extent that either such securities are still not received by 1:00 p.m., Eastern time, on the second Business Day following the day on which the purchase order is deemed received by the Distributor or a marked-to-market payment is not made within one Business Day following notification to the purchaser and/or Authorized Participant that such a payment is required, the Trust may use the cash on deposit to purchase the missing securities, and the
Authorized Participant effectuating such transaction will be liable to the Fund for any costs incurred therein or losses resulting therefrom, including any Transaction Fee, any amount by which the actual purchase price of the missing securities exceeds the Additional Cash Deposit or the market value of such securities on the day the purchase order was deemed received by the Distributor, as well as brokerage and related transaction costs. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing securities have been received by the Trust.
The delivery of Creation Units so created will generally occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor.
Cash Purchase Method. When cash purchases of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind purchases. In the case of an all cash purchase, the investor must pay the cash equivalent of the Fund Deposit. In addition, cash purchases may be subject to Transaction Fees.
Redeeming Creation Units
Fund Redemptions. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Fund and the Distributor through Fund Services and only on a Business
Day. The redemption proceeds for a Creation Unit will consist of the In-Kind Redemption Basket and a Cash
Component, in all instances equal to the value of a Creation Unit, plus the Transaction Fee. Because short positions cannot be transferred in kind, however, any short positions in the Fund’s portfolio will be represented by cash in the
Cash Component, and not in the In-Kind Redemption Basket.
There can be no assurance that there will be sufficient liquidity in Shares in the secondary market to permit assembly of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.

The Cash Component may include a Balancing Amount, reflecting the difference, if any, between the NAV attributable to a Creation Unit and the market value of the securities in the In-Kind Redemption Basket. and the
Cash In-Lieu Amount, if any. If the NAV attributable to a Creation Unit exceeds the market value of the securities in the In-Kind Redemption Basket, and the Cash In-Lieu Amount, if any, the Fund pays the Balancing Amount to the redeeming investor. By contrast, if the NAV attributable to a Creation Unit is less than the market value of the securities in the In-Kind Redemption Basket and the Cash In-Lieu Amount, if any, the redeeming investor pays the
Balancing Amount to the Fund. The Balancing Amount ensures that the consideration paid to an investor for a
Creation Unit is exactly equal to the value of the Creation Unit.
The composition of the Fund Redemption will normally be the same as the composition of the Fund Deposit, although the Fund reserves the right to accept the Fund Redemption that consists of a Custom Basket as described above.
From day to day, the composition of the Fund Redemption may change as, among other things, corporate actions, investment rebalancing and investment decisions by the Fund's portfolio managers are implemented for the Fund’s portfolio. All questions as to the composition of the Fund Redemption and the validity, form, eligibility, and acceptance for deposit of any securities shall be determined by the Fund, and the Fund's determinations shall be final and binding.
The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the
NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted;
(iii)for any period during which an emergency exists as a result of which disposal of the Shares or determination of the Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.
Placement of Redemption Orders. All redemption orders must be placed by or through an Authorized Participant.
To redeem a Creation Unit, an Authorized Participant must submit an irrevocable redemption order to the
Distributor through Fund Services. In addition, redemption orders must be processed either through the DTC process or the Clearing Process.
The Fund reserves the absolute right, in its sole discretion, to verify an Authorized Participant's ownership of Shares and its ability to settle a redemption order by the contractual settlement date, but will typically require verification in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification report, does not provide sufficient verification of the requested representations, the redemption order will not be considered to be in proper form and may be rejected by the Fund.
In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.
Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Units through the Clearing
Process are deemed received by the Trust on the Transmittal Date if (i) such order is received by the Distributor not later than the Order Cut-Off Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant
Agreement are properly followed. Orders deemed received will be effectuated based on the NAV of the Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by the Trust after the Order Cut-Off Time will be deemed received on the next Business Day and will be effected at the
NAV next determined on such next Business Day. In connection with such orders, Fund Services transmits on behalf of the Authorized Participant such trade instructions as are necessary to effect the redemption. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Creation Unit(s) to the Fund, together with such additional information as may be required by the Distributor. The Cash Component will be delivered using either the Clearing Process or the Federal Reserve System. The applicable In-Kind Redemption
Basket and the Cash Component will be transferred to the investor by the second NSCC business day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Units outside the
Clearing Process must state that the DTC Participant is not using the Clearing Process and that redemption of
Creation Units will instead be effected through transfer of Shares directly through DTC. Such orders are deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Distributor not later than the Order
Cut-Off Time on the Transmittal Date; (ii) such order is accompanied or followed by the delivery of both (a) the
Creation Unit(s), which delivery must be made through DTC to the Custodian no later than the DTC Cut-Off Time on the Business Day immediately following the Transmittal Date and (b) the Cash Component by 12:00 p.m.,
Eastern time, on the Business Day immediately following the Transmittal Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed such an order received, the
Trust will initiate procedures to transfer, and expect to deliver, the requisite In-Kind Redemption Basket and/or any
Cash Component owed to the redeeming party by the second Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.
Orders involving foreign securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable redemption order, Fund Services will notify the Distributor, Adviser and the Custodian. The Custodian
will then provide information of the redemption to the Fund’s local sub-custodian(s). The redeeming Authorized
Participant, or the investor on whose behalf it is acting, will have established appropriate arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which the securities are customarily traded and to which such securities (and any cash) can be delivered from the Fund’s accounts at the applicable local sub-
custodian(s).
The calculation of the value of the In-Kind Redemption Basket and the Cash Component to be delivered/received upon redemption will be made by the Custodian computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Distributor through Fund Services by a DTC Participant or an Authorized Participant with the ability to transact through the
Federal Reserve System, as applicable, not later than Order Cut-Off Time on the Transmittal Date, and the requisite number of Shares of the relevant Fund are delivered to the Custodian prior to the DTC Cut-Off Time, then the value of the In-Kind Redemption Basket and the Cash Component to be delivered/received will be determined by the
Custodian on such Transmittal Date. If, however, either: (i) the requisite number of Shares of the Fund are not delivered by the DTC Cut-Off Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the In-Kind
Redemption Basket and the Cash Component will normally be that of the Business Day (i.e., the new Transmittal
Date) provided that the Shares of the relevant Fund are delivered through DTC to the Custodian by 11:00 a.m.,
Eastern time, that Business Day pursuant to a properly submitted redemption order.
The Authorized Participant may request the redeeming beneficial owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.
Delivery of Redemption Basket. Once the Fund has accepted a redemption order, upon next determination of the
Fund’s NAV, the Fund will confirm the issuance of an In-Kind Redemption Basket, against receipt of the Creation
Unit(s) at such NAV and the Cash Component. A Creation Unit tendered for redemption and the payment of the
Cash Component will be effected through DTC. The Authorized Participant, or the investor on whose behalf it is acting, will be recorded on the book-entry system of DTC.
In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.
Cash Redemption Method. When cash redemptions of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind redemptions. In the case of an all cash redemption, the investor will receive the cash equivalent of the Fund Redemption less any Transaction Fees.

Transaction Fees
To compensate for costs incurred in connection with creation and redemption transactions, Authorized Participants will be required to pay a standard transaction fee (the “Standard Transaction Fee”) of $300.
The Standard Transaction Fee applies to in-kind purchases and redemptions of the Fund effected through the
Clearing Process on any Business Day, regardless of the number of Creation Units purchased or redeemed that day
(assuming, in the case of multiple orders on the same day, that the orders are received at or near the same time). The
Standard Transaction Fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. A variable transaction fee of up to 2% of the total value of the Creation Unit may apply for, among other things: (i) creation and redemption transactions that occur outside the Clearing Process, or (ii) transactions effectuated wholly or partly in cash, including custom orders, to offset brokerage and other transaction costs thereby imposed on the Trust.
The Adviser, subject to the approval of the Board, may adjust the Transaction Fee from time to time. The
Transaction Fee is based, in part, on the number of holdings in the Fund’s portfolio and the countries in which they are listed and may be adjusted if such factors significantly change. Investors will also be responsible for the costs associated with transferring the securities in the In-Kind Creation (and Redemption) Baskets to (and from) the account of the Trust. Further, investors who, directly or indirectly, use the services of a broker or other intermediary to compose a Creation Unit in addition to an Authorized Participant to effect a transaction in Creation Units may be charged an additional fee for such services.
DETERMINATION OF NET ASSET VALUE
The net asset value, or NAV, of Shares is calculated each business day as of the close of regular trading on the
NYSE, generally 4:00 p.m. Eastern time. The Fund’s NAV per Share is computed by dividing the net assets by the number of Shares outstanding. For further information, see the “Net Asset Value” section of the Prospectus, which is incorporated by reference here.
TAXATION
General
For federal income tax purposes, the Fund will be treated as a separate corporate entity and has elected to be, and intends to qualify each taxable year for treatment as, a “regulated investment company” under Subchapter M of
Chapter 1 of Subtitle A of the Code (“RIC”). Such qualification generally relieves the Fund of liability for federal income tax to the extent its net earnings and net realized gains are distributed in accordance with applicable requirements. If, for any reason, the Fund does not qualify for a taxable year for the special federal tax treatment afforded RICs, the Fund would be subject to federal tax on all of its taxable income at the corporate income tax rate, without any deduction for dividends paid to its shareholders. In such event, dividend distributions would be taxable as ordinary income to shareholders to the extent of the Fund’s current and accumulated earnings and profits and would be eligible for taxation at reduced rates for non-corporate shareholders and for the dividends-received deduction available in some circumstances to corporate shareholders. Moreover, if the Fund were to fail to make sufficient distributions in a year, the Fund would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough and cannot be remedied, the Fund could be disqualified as a RIC.
As long as the Fund meets certain requirements that govern the Fund’s source of income, diversification of assets and distribution of earnings to its shareholders, the Fund will not be subject to U.S. federal income tax on income distributed (or treated as distributed, as described below) to its shareholders. With respect to the source of income requirement, the Fund must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such shares, securities or currencies and (ii) net income derived from interests in qualified publicly traded partnerships (“QPTP”). A QPTP is generally defined as a publicly traded partnership under Section 7704 of the Code, but does not include a publicly traded partnership if 90% or more of its income is described in (i) above.
With respect to the diversification of assets requirement, the Fund must diversify its holdings so that, at the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, with such other securities limited for purposes of such calculation, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities of any one issuer (other than U.S.
government securities or the securities of other RICs), the securities (other than the securities of other RICs) of any two or more issuers that the Fund controls and that are determined to be engaged in the same, similar or related trades or businesses, or the securities of one or more QPTPs.
The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If the Fund has a "net capital loss" (that is, capital losses in excess of capital gains), the excess (if any) of the Fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund's next taxable year, and the excess (if any) of the Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund's next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years.
A 4% non-deductible excise tax is imposed on a RIC that fails to distribute currently an amount equal to at least
98% of its ordinary taxable income and 98.2% of its capital gain net income (excess of capital gains over capital losses), if any. The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.
Taxation of the Fund’s Shareholders
The Trust, on behalf of the Fund, has the right to reject an order to purchase Shares if (1) the purchaser (or group of purchasers) would, upon obtaining the ordered Shares, own 80% or more of the outstanding Shares and (2) pursuant to section 351 of the Code, the Fund would have a basis in the In-Kind Creation Basket securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination. Dividends declared in October,
November or December of any year payable to shareholders of record on a date in such a month will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year if such dividends are actually paid during January of the following year.
Distributions from the Fund’s net investment income, the excess of net short-term capital gain in excess of net long-
term capital loss, if any, and income from securities lending are taxable as ordinary income. Distributions of
“qualified dividend income” (as described in the Prospectus) paid to individual and certain other non-corporate shareholders are taxed at rates applicable to net long-term capital gains. This tax treatment applies only if certain holding period requirements and other requirements are satisfied by the shareholder and the dividends are attributable to qualified dividend income received by the Fund itself. Distributions reinvested in additional Shares through a dividend reinvestment service will be taxable to shareholders acquiring such additional Shares to the same extent as if such distributions had been received in cash. Distributions of net long-term capital gain, if any, in excess of net short-term capital loss are taxable as long-term capital gains, regardless of how long shareholders have held the Shares.
If, for any taxable year, the total Fund distributions exceed its current and accumulated earnings and profits, the excess will, for federal income tax purposes, be treated as a tax-free return of capital to each shareholder up to the amount of the shareholder’s basis in his or her Shares, and thereafter as gain from the sale of Shares. The amount treated as a tax-free return of capital will reduce the shareholder’s adjusted basis in his or her Shares (but not below zero), thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of those
Shares.
The sale, exchange or redemption of Shares may give rise to a capital gain or loss. In general, any gain or loss realized on a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than one year; otherwise, the gain or loss will be treated as short-term capital gain or loss. A loss realized on a sale, exchange or redemption of Shares may be disallowed if other Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61 day period beginning thirty days before and ending thirty days after the date that the Shares are disposed of. In such a case, the basis in the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders.
Distribution of ordinary income and capital gains may also be subject to state and local taxes. An individual investor also should be aware that the benefits of the reduced tax rate applicable to long- term capital gains may be impacted by the application of the federal alternative minimum tax.
Each year shareholders will receive a report of the amounts of dividends paid from ordinary income, the amount of distributions paid from net capital gain and the portion of dividends, if any, that may qualify for the dividends-
received deduction or as qualified dividend income. A shareholder’s cost basis information will be provided on the sale of any of the shareholder’s Shares, subject to certain exceptions for exempt recipients. Please contact the broker
(or other nominee) that holds your Shares with respect to reporting of cost basis and available elections for your account.
Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Special tax rules apply to investments through defined contribution plans and other tax-qualified plans, such as
401(k) plans, and individual retirement accounts. Shareholders should consult their tax advisors to determine the suitability of Shares as an investment through such plans and accounts.
Investment income received by the Fund from sources within foreign countries and gains it realizes on the disposition of foreign securities may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of such taxes or exemption thereto on such income and gains. It is impossible to know the effective rate of foreign tax in advance, since the amount of the Fund’s assets to be invested within various countries cannot be determined. If more than
50% of the value of the Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible, and intends, to file an election with the IRS to pass through to its shareholders the amount of foreign taxes paid by the Fund. However, there can be no assurance that the Fund will be able to do so. Pursuant to this election, you would be required to (1) include in gross income (in addition to taxable dividends actually received) your pro rata share of foreign taxes paid by the Fund, (2) treat your pro rata share of those foreign taxes as having been paid by you and (3) either deduct that pro rata share in computing your taxable income or treat it as a credit against federal income tax. You may be subject to rules that limit or reduce your ability to fully deduct or claim a credit for your pro rata share of the foreign taxes paid by the Fund.
The Fund will be required in certain cases to impose “backup withholding” on taxable dividends and gross proceeds realized upon the sale of Shares paid to a shareholder who has failed to provide a correct tax identification number in the manner required, who is subject to withholding for failure properly to include on his or her federal income tax return payments of taxable interest or dividends, or who has failed to certify to the Fund when required to do so either that he or she is not subject to backup withholding or is an “exempt recipient.” Backup withholding is not an additional tax, and any amounts withheld may be credited against a shareholder’s federal income tax liability if proper documentation is provided.

Except as described below, dividends paid by the Fund to a nonresident alien individual, a foreign trust or estate, or a foreign partnership (each, a “Non-U.S. Shareholder”) are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and net short-term capital gains. Two categories of dividends, however, “short-term capital gain dividends” and “interest-
related dividends,” the Fund pays to a Non-U.S. Shareholder (with certain exceptions) and reports in writing to its shareholders are exempt from that tax. “Short-term capital gain dividends” are dividends that are attributable to
“qualified short-term gain” (i.e., net short-term capital gain, computed with certain adjustments). “Interest-related dividends” are dividends that are attributable to “qualified net interest income” (i.e., “qualified interest income,”
which generally consists of certain OID, interest on obligations “in registered form,” and interest on deposits, less allocable deductions) from sources within the United States. In addition, capital gains a Non-U.S. Shareholder realizes on the sale of Shares and capital gain distributions to such a shareholder generally will not be subject to federal income tax unless the Non-U.S. Shareholder is a nonresident alien individual and is physically present in the
United States for more than 182 days during the taxable year.
In order to obtain a reduced rate of withholding, a Non-U.S. Shareholder will be required to provide an IRS Form
W-8BEN or W- 8BEN-E to certify its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a Non-U.S. Shareholder who provides a Form W-8ECI, certifying that the dividends are
“effectively connected” with the Non-U.S. Shareholder’s conduct of a trade or business within the United States.
Instead, the effectively connected dividends are subject to regular federal income tax as if the Non-U.S. Shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A Non-U.S. Shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding.
Foreign Account Tax Compliance Act (“FATCA”) -- Under FATCA, “foreign financial institutions” (“FFIs”) and
“non-financial foreign entities” (“NFFEs”) that are Fund shareholders may be subject to a generally nonrefundable
30% withholding tax on income dividends the Fund pays. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions and the proceeds of redemptions of Shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). As discussed more fully below, the
FATCA withholding tax generally can be avoided (a) by an FFI, if it reports certain information regarding direct and indirect ownership of financial accounts U.S. persons hold with the FFI, and (b) by an NFFE that certifies its status as such and, in certain circumstances, reports information regarding substantial U.S. owners.
An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a tax compliance agreement with the IRS under section 1471(b) of the Code. Under such an agreement, a participating
FFI agrees to (1) verify and document whether it has U.S. accountholders, (2) report certain information regarding their accounts to the IRS, and (3) meet certain other specified requirements.
The U.S. Treasury Department has negotiated intergovernmental agreements (“IGAs”) with certain countries and is in various stages of negotiations with other foreign countries with respect to one or more alternative approaches to implement FATCA. An entity in one of those countries may be required to comply with the terms of the IGA instead of U.S. Treasury regulations. An FFI resident in a country that has entered into a Model I IGA with the United States must report to that country’s government (pursuant to the terms of the applicable IGA and applicable law), which will, in turn, report to the IRS. An FFI resident in a Model II IGA country generally must comply with U.S.
regulatory requirements, with certain exceptions, including the treatment of recalcitrant accountholders. An FFI resident in one of those countries that complies with whichever of the foregoing applies will be exempt from
FATCA withholding.
An NFFE that is the beneficial owner of a payment from the Fund can avoid FATCA withholding generally by certifying its status as such and, in certain circumstances, either that (1) it does not have any substantial U.S. owners or (2) it does have one or more such owners and reports the name, address, and taxpayer identification number of each such owner. The NFFE will report to the Fund or other applicable withholding agent, which may, in turn, report information to the IRS.

Those foreign shareholders also may fall into certain exempt, excepted, or deemed compliant categories established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA to avoid
FATCA withholding. The requirements imposed by FATCA are different from, and in addition to, the tax certification rules to avoid backup withholding described above. Foreign investors are urged to consult their tax advisers regarding the application of these requirements to their own situation and the impact thereof on their investment in the Fund.
Taxes on Purchase and Redemption of Creation Units
To the extent the Fund issues and redeems Creation Units solely or partially for cash, an Authorized Participant generally will recognize neither gain nor loss on the issuance of Creation Units, but may recognize gain or loss on the redemption of Creation Units equal to the difference between the Authorized Participant’s basis in the Creation
Units and the cash received by the Authorized Participant as part of the redemption. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.
Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less, assuming such Creation Units are held as a capital asset.
Because the Fund may redeem Creation Units solely or partially in cash, it may recognize more capital gains than it would have if it redeemed Creation Units solely in-kind.
Taxation of the Fund’s Investments and Activities
The tax principles applicable to transactions in financial instruments that may be engaged in by the Fund and investments in PFICs, as discussed in more detail above, are complex and, in some cases, uncertain. Such transactions and investments may cause the Fund to recognize taxable income prior to the receipt of cash from them, thereby requiring the Fund to liquidate other positions or to borrow money so as to make sufficient distributions to shareholders to satisfy the requirements for RICs and avoid fund-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, the distributions of which are taxable to its shareholders as ordinary income. In addition, in the case of shares of a PFIC in which the Fund invests, the Fund may be liable for fund-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income and gain annually during the period of its ownership of the PFIC shares.
Special rules govern the federal income tax treatment of certain transactions denominated in a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (1) acquiring or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in U.S. Treasury regulations, preferred stock); (2)
accruing certain trade receivables and payables; and (3) entering into or acquiring any forward contract, option or futures interest on foreign currency or similar financial instrument if such instrument is not marked to market. The disposition of a currency other than the U.S. dollar by the Fund is also treated as a transaction subject to the special currency rules. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss.
These gains or losses increase or decrease the amount of the Fund’s investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of its net capital gain. The Fund may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts that are capital assets in its hands and that are not part of a straddle. Certain transactions subject to the special currency rules that are part of a “Section 988 hedging transaction” will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the foreign currency component of a transaction engaged in by the Fund that is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction.
Certain options, futures and foreign currency contracts are considered “Section 1256 contracts” for federal income tax purposes. Section 1256 contracts held by the Fund at the end of each taxable year are “marked to market” and treated for those purposes as though they were sold for their fair market value on the last business day of the year.
Net gains or losses recognized on those deemed sales, and net gains or losses realized by the Fund on actual sales of
Section 1256 contracts are treated as 60% long-term and 40% short-term capital gains or losses. The Fund can elect to exempt its Section 1256 contracts that are part of a “mixed straddle” (as described below) from the application of
Section 1256 of the Code.
Any forward contract or other position entered into or held by the Fund in conjunction with any other position it holds may constitute a “straddle” for federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts may constitute a “mixed straddle.” In general, straddles are subject to certain rules that may affect the amount, character and timing of recognition of the Fund’s gains and losses with respect to straddle positions by requiring, among other things, that: (1) any loss realized on disposition of one position of a straddle not be recognized to the extent that the Fund has unrealized gains with respect to the other position in the straddle; (2) the Fund’s holding period for certain straddle positions be suspended while the straddle exists (possibly resulting in a gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions that are part of a mixed straddle and that are non-Section 1256 contracts be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions that would otherwise constitute short-term capital losses be treated as long-term capital losses; and
(5) the deduction of interest and carrying charges attributable to certain straddle positions be deferred. Various elections are available to the Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by the Fund if all of the offsetting positions consist of Section 1256 contracts.
Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If the Fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount that accrues during such year.
Therefore, a fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.
Investments in debt obligations that are at risk of or in default present tax issues for a fund. Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.
Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder's exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange-traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt.
Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends-received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles. A change in the conversion ratio or conversion price of a convertible security on account of a dividend paid to the issuer’s other shareholders may result in a deemed distribution of stock to the holders of the convertible security equal to the value of their increased interest in the equity of the issuer. Thus, an increase in the conversion ratio of a convertible security can be treated as a taxable distribution of stock to a holder of the convertible security
(without a corresponding receipt of cash by the holder) before the holder has converted the security.
Under the Tax Cuts and Jobs Act, “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20%
deduction by noncorporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of
29.6% (37% top rate applied to income after 20% deduction). The Fund may choose to report the special character of “qualified REIT dividends” to a shareholder, provided both the Fund and a shareholder meet that certain holding period requirements are met with respect to their shares. The amount of a RIC’s dividends eligible for the 20%
deduction for a taxable year is limited to the excess of the RIC’s qualified REIT dividends for the taxable year over allocable expenses. A noncorporate shareholder receiving such dividends would treat them as eligible for the 20%
deduction, provided the shareholder meets certain holding period requirements for its shares in the RIC (i.e., generally, RIC shares must be held by the shareholder for more than 45 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend with respect to such dividend).
Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (REMIC)
or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the corporate income tax rate. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that the Fund will not allocate to shareholders excess inclusion income.
FINANCIAL STATEMENTS
The Fund is newly organized and therefore has not yet had any operations prior to the date of this SAI. When available, you may request a copy of the Fund’s Annual Report and/or Financial Statements at no charge by calling
1-800-617-0004 or through the Fund’s website at
www.abacusfcf.com.
Audited schedule of investments for the Predecessor Account for the year ended December 31, 2024 is attached hereto as Appendix B. The schedule of investments for the Predecessor Account has been audited by Cohen, an independent registered public accounting firm.
A-1
Appendix A
Proxy Voting Policies and Procedures for the Trust
PROXY VOTING POLICIES AND
PROCEDURES OF FCF ADVISORS,
LLC
A.General Proxy Voting Policies
(1) Firm understands and appreciates the importance of proxy voting. To the extent that Firm has discretion to vote the proxies of its advisory clients, Firm will vote any such proxies in the best interests of advisory clients and investors (as applicable) and in accordance with the policies of Broadridge and the procedures outlined below.
B.Proxy Voting Procedures
(1)All proxies sent to advisory clients that are actually received by Firm or recorded by Broadridge (to vote on behalf of the advisory clients) will be provided to the Chief Compliance Officer or his delegate.
(2)The Chief Compliance Officer will instruct Broadridge to generally adhere to the following procedures
(subject to limited exception):
(a)A written record of each proxy received by Firm or recorded by Broadridge (on behalf of its advisory clients) will be kept in Firm’s files;
(b)Broadridge and the Chief Compliance Officer will determine which of Firm’s advisory clients hold the security to which the proxy relates;
(c)Firm and Broadridge (collectively, referred to as “Proxy Voting Committee”) will review the proxy and determine how to vote the proxy in question in accordance with the guidelines set forth below.
(d)Prior to voting any proxies, the Proxy Voting Committee will attempt to determine if there are any conflicts of interest related to the proxy in question. If a conflict is identified, the Chief Compliance
Officer will make a determination as to whether the conflict is material or not.
(i)If no material conflict is identified pursuant to these procedures, the Proxy Voting Committee will make a decision on how to vote the proxy in question.
(e)Although not presently intended to be used on a regular basis, Firm is empowered to retain an independent third party to vote proxies in certain situations (including situations where a material conflict of interest is identified).
C.Handling of Conflicts of Interest
(1)As stated above, in evaluating how to vote a proxy, the Proxy Voting Committee will first determine whether there is a conflict of interest related to the proxy in question between Firm and its advisory clients. This examination will include (but will not be limited to) an evaluation of whether the Firm (or any affiliate of Firm has any relationship with the company or an affiliate of the company) to which the proxy relates outside an investment in such company by an advisory client of Firm.
(2)If a conflict is identified and deemed “material” by the Proxy Voting Committee, Firm will determine whether voting in accordance with these proxy voting guidelines is in the best interests of affected advisory clients (which may include utilizing an independent third-party to vote such proxies).
(3)With respect to material conflicts, Firm will determine whether it is appropriate to disclose the conflict to affected advisory clients and investors and give advisory clients and investors the opportunity to vote
A-2
the proxies in question themselves, if applicable. If an advisory client is subject to the requirements of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and the investment management agreement between Firm and the ERISA advisory client reserves the right to vote proxies when Firm has determined that a material conflict exists that does affect its best judgment as a fiduciary to the ERISA advisory client, Firm will:
(a)Give the ERISA advisory client the opportunity to vote the proxies in question themselves; or
(b)Follow designated special proxy voting procedures related to voting proxies pursuant to the terms of the investment management agreement with such ERISA Advisory Clients (if any).
D.Voting Guidelines
In the absence of specific voting guidelines mandated by a particular advisory client, Firm will endeavor to vote proxies in the best interests of each advisory client via the Broadridge policy.
In some foreign markets where proxy voting demands fee payment for agent services, Firm will balance the cost and benefit of proxy voting and may give up the proxy voting if the cost associated is greater than the benefits from voting.
(1)Although voting certain proxies may be subject to the discretion of Firm, Firm is of the view that voting proxies in accordance with the following general guidelines is in the best interests of its advisory clients:
(a)Firm will generally vote in favor of routine corporate housekeeping proposals including, but not limited to, the following:
(i)election of directors (where there are no related corporate governance issues);
(ii)selection or reappointment of auditors; or
(iii)increasing or reclassification of common stock.
(b)Firm will generally vote against proposals that:
(i)make it more difficult to replace members of the issuer’s board of directors or board of managers;
and
(ii)introduce unequal voting rights (although there may be regulatory reasons that would make such a proposal favorable to certain advisory clients of Firm.
(c)Firm will generally vote against proposals that make it more difficult for an issuer to be taken over by outsiders, and in favor of proposals to do the opposite.
(d)Firm will generally vote in favor of proposals by management or shareholders concerning various compensation and stock option plans that will act to make management and employee compensation more dependent on long-term stock price performance.
(e)Firm will generally vote against proposals to move the company to another state less favorable to shareholders’ interests, or to restructure classes of stock in such a way as to benefit one class of shareholders at the expense of another, such as dual classes (A and B shares) of stock.
E.Disclosure of Procedures
A brief summary of these proxy voting procedures will be included in Firm’s Form ADV Part II and will be updated whenever these policies and procedures are updated.
A-3
F.Record-keeping Requirements
The Chief Compliance Officer via Broadridge will be responsible for maintaining files relating to Firm’s proxy voting procedures. Records will be maintained and preserved for five (5) years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of Firm. Records of the following will be included in the files:
(1)Copies of these proxy voting policies and procedures, and any amendments thereto;
(2)A copy of each proxy statement that Firm or Broadridge actually receives; provided, however, that Firm may rely on obtaining a copy of proxy statements from the SEC’s EDGAR system for those proxy statements that are so available;
(3)A record of each vote that Firm via Broadridge casts;
(4)A copy of any document that Firm created that was material to making a decision how to vote the proxies, or memorializes that decision (if any); and
(5)A copy of each written request for information on how Firm voted such advisory client’s proxies and a copy of any written response to any request for information on how Firm voted proxies on behalf of advisory clients.
G.Testing and Reporting
The CCO will review the records on a quarterly basis and report compliance on the quarterly checklist.

Appendix B
Audited Schedule of Investments for the Predecessor Account
As of December 31, 2024
Special Purpose Schedule of Investments to be acquired by Abacus FCF Small Cap Leaders ETF

	Shares	Value($)
Common Stocks - 99%
Communication Services - 4.0%
CARS COM INC W I (a)	608	10,537
THRYV HLDGS INC COM NEW (a)	551	8,155
YELP INC (a)	541	20,937
		39,629
Consumer Discretionary - 16.3%
BUCKLE INC	166	8,434
CAVCO INDUSTRIAL INC (a)	22	9,817
ETSY INC (a)	109	5,765
FRONTDOOR INC (a)	229	12,519
G I I I APPAREL GROUP LTD (a)	292	9,525
INSTALLED BUILDING PRODUCTS	54	9,464
KONTOOR BRANDS INC W I	208	17,765
LCI INDUSTRIES	165	17,059
MADDEN STEVEN LTD	369	15,690
MONARCH CASINO RESORT INC	56	4,418
OXFORD INDS INC	60	4,727
PATRICK INDS INC	159	13,210
SONOS INC (a)	707	10,633
STRIDE INC (a)	177	18,396
WOLVERINE WORLD WIDE INC	140	3,108
		160,530
Consumer Staples - 3.0%
SANFILIPPO B SANFILIPPO SON INC	69	6,011
W D 40 CO	63	15,289
WK KELLOGG CO COM SHS	441	7,934
		29,234
Energy - 4.6%
CACTUS INC A	128	7,470
CONSOL ENERGY INC (a)	224	23,896
PEABODY ENERGY CORP W I	518	10,847
DORIAN LPG LTD	140	3,412
		45,625

Financials - 13.9%
ACADIAN ASSET MANAGEMENT INC (a)	293	7,718
AMERISAFE INC	196	10,102
ARTISAN PARTNERS ASSET MANAG	332	14,293
DONNELLEY FINANCIAL SOLUTIONS INC (a)	43	2,697
ENOVA INTL INC (a)	446	42,762
NMI HOLDINGS INC. COMMON STOCK (a)	605	22,240
PJT PARTNERS INC	50	7,891
WORLD ACCEP CORP (a)	109	12,256
EVERTEC INC	476	16,436
		136,395
Health Care - 13.2%
ADMA BIOLOGICS INC (a)	217	3,722
CATALYST PHARM PARTNERS INC (a)	500	10,435
COLLEGIUM PHARMACEUTICAL INC (a)	404	11,575
CORCEPT THERAPEUTICS INC (a)	958	48,274
CORVEL CORP (a)	99	11,015
HARMONY BIOSCIENCES HLDGS INC COM (a)	440	15,140
HIMS HERS HEALTH INC (a)	184	4,449
INNOVIVA INC (a)	128	2,221
IRONWOOD PHARMACEUTICALS INC (a)	1978	8,763
PACIRA PHARMACEUTICALS INC (a)	298	5,614
PROGYNY INC (a)	176	3,036
PROTAGONIST THERAPEUTICS INC (a)	153	5,906
		130,149
Industrials - 17.6%
APOGEE ENTERPRISES INC	126	8,998
COMFORT SYS USA INC	66	27,988
CSW INDUSTRIALS INC	12	4,234
DNOW INC (a)	176	2,290
FRANKLIN ELEC INC	161	15,689
GIBRALTAR INDS INC (a)	143	8,423
GMS INC (a)	29	2,460
GRANITE CONSTRUCTION INC	46	4,035
GRIFFON CORP	335	23,875
HNI CORP	213	10,729
LIQUIDITY SERVICES INC (a)	379	12,238
MUELLER INDS INC	316	25,078

POWELL INDS INC	75	16,624
VERRA MOBILITY CORP (a)	36	870
WORTHINGTON ENTERPRISES INC COM	233	9,346
		172,877
Information Technology - 21.5%
A10 NETWORKS INC	524	9,642
ADEIA INC COM	956	13,365
ARLO TECHNOLOGIES INC (a)	610	6,826
AXCELIS TECHNOLOGIES INC (a)	57	3,983
BADGER METER INC	89	18,879
BENCHMARK ELECTRONICS INC	175	7,945
BLACKLINE INC (a)	199	12,091
BOX INC CLASS A (a)	467	14,757
CLEAR SECURE INC COM CL A	147	3,916
EPLUS INC COM (a)	135	9,974
IMPINJ INC (a)	29	4,213
INSIGHT ENTERPRISES INC (a)	132	20,077
PC CONNECTION INC	127	8,797
PLEXUS CORP (a)	29	4,538
PROGRESS SOFTWARE CORP	412	26,842
RAMBUS INC (a)	149	7,876
SCANSOURCE INC (a)	168	7,972
SPS COMMERCE INC (a)	161	29,622
		211,315
Materials - 4.9%
ALPHA METALLURGICAL RES INC (a)	30	6,004
HAWKINS INC	100	12,267
SYLVAMO CORP COMMON STOCK	378	29,870
		48,141
TOTAL COMMON STOCKS
(Cost $783,484)		973,895

Money Market Deposit Accounts - 1%(b)
US BANK LIQUIDITY PLUS CLASS Z(c)	9627.02	9,627
FIRST AM GOVT OB FD CL Z(d)	19	19
		9,646
Total Money Market Deposit Accounts
(Cost $9,646)		9,646

Total Investments - 100%
(Cost $793,130)		983,541

Total Net Assets - 100%	983,541
(a) Non-income producing security.
(b) The Money Market Deposit Accounts (the “MMDAs”) are short-term vehicles in which the
Predecessor Account holds cash balances. The MMDAs will bear interest at a variable rate that is determined based on market conditions and is subject to change daily.
(c) The rate as of December 31, 2024 was 4.13%.
(d) The rate as of December 31, 2024 was 4.35%.
See accompanying notes to the Special Purpose Schedule of Investments to be acquired by Abacus FCF
Small Cap Leaders ETF.
Notes to the Special Purpose Schedule of Investments to be acquired by Abacus FCF Small Cap
Leaders ETF
As of December 31, 2024
1. Basis of Presentation
The Abacus FCF Small Cap Leaders ETF (the “Fund”) is a series of Abacus FCF ETF (the “Trust”). The
Trust is a management investment company established under the laws of Delaware by a Trust Instrument dated April 2, 2014, as amended (the “Trust Instrument”). The Trust Instrument permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Trustees. The Fund’s investment adviser is Abacus FCF
Advisors LLC (the “Adviser”).
The Adviser manages the assets of a separately managed account (the “SMA”) pursuant to the same investment strategy as the Fund, the assets for which will be transferred to the Fund effective as of the close of business on February 18, 2025 or as soon as practicable thereafter (the “Effective Date”) pursuant to consent of the holders of such account (the “SMA Holders”).
The accompanying Special Purpose Schedule of Investments reflects the number of shares and fair values as of December 31, 2024, of the SMA’s assets that are eligible to be contributed to the Fund by the SMA
Holders.
2. Summary of Significant Accounting Policies
Basis of Presentation. The accompanying Special Purpose Schedule of Investments is expressed in
United States dollars and has been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP).
Use of Estimates. The preparation of the accompanying Special Purpose Schedule of Investments in conformity with GAAP requires estimates and assumptions to be made that affect the amounts disclosed in the accompanying Special Purpose Schedule of Investments. Actual results could differ from those estimates.
Investment Valuation. Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national securities exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices.
Shares of open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.
Deposit accounts are valued at acquisition cost, which approximates fair value. Market quotations and indicative bids are obtained from outside pricing services. Additionally, assets are valued at fair value in accordance with GAAP, based upon the principles and methods of valuation set forth in policies adopted by the Adviser. Fair value is generally defined as the amount for which an investment would be sold in an orderly transaction between market participants at the measurement date. Fair valuations and valuations of assets that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
3. Investment Valuations and Fair Value Measurements
The Financial Accounting Standards Board (“FASB”) established a framework for measuring fair value in accordance with GAAP. Under FASB Accounting Standards Codification (“ASC”) Topic 820, Fair
Value Measurement, various inputs are used in determining the value of the SMA’s assets. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the SMA’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The following is a summary of the inputs used to value the SMA’s assets as of December 31, 2024:

Summary of Fair Value Exposure at December 31, 2024

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$973,890.00	—	—	$973,890.00
Money Market Deposit Accounts	$9,646.00	—	—	$9,646.00
Total Investments	$983,536.00	—	—	$983,536.00
Selection Risk
The accompanying Special Purpose Schedule of Investments was selected with a view to meeting the diversification requirements under the Investment Company Act of 1940, as amended, and qualification as a regulated investment company for income tax purposes. The portfolio is entirely comprised of assets in the SMA managed pursuant to the Adviser’s investment strategy.
4. Subsequent Events
Management has evaluated subsequent events through the issuance of the accompanying Special Purpose
Schedule of Investments and has noted no items that are required to be adjusted to or disclosed within.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Management of Abacus FCF Advisors LLC
Opinion on the Financial Statement
We have audited the accompanying special purpose schedule of investments and the related notes of the separately managed account advised by Abacus FCF Advisors LLC as of December 31, 2024, to be
contributed to Abacus FCF Small Cap Leaders ETF, a series of Abacus FCF ETF Trust (the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the investments to be acquired as of December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of management. Our responsibility is to express an opinion on the financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to Abacus FCF Advisors LLC, the investment adviser of the separately managed account, in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
Emphasis of Matter
As discussed in Note 1, the accompanying financial statements were prepared based on a separately managed account managed by Abacus FCF Advisors LLC as of December 31, 2024. As a result, the financial statements may not be suitable for other purposes. Our opinion is not modified with respect to this matter.
We have served as the auditor of one or more investment companies advised by Abacus FCF Advisors
LLC since 2023.
/s/ Cohen & Company, Ltd.
COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
February 14, 2025

ABACUS FCF ETF TRUST

PART C
OTHER INFORMATION

Item 28. Exhibits.
(a)
(a)    Articles of Incorporation.

(i)Amended and Restated Certificate of Trust. (Incorporated by reference to Registrant’s registration statement filed on September 5, 2014).

(ii)Trust Instrument. (Incorporated by reference to Registrant’s registration statement filed on September 5, 2014).

(iii)Amendment No. 1 to the Trust Instrument – Filed herewith.

(b)    By-laws.

(i)By-laws. (Incorporated by reference to Registrant’s registration statement filed on September 5, 2014).

(c)    Instruments Defining Rights of Security Holders.

(i)Trust Instrument, Articles IV, V, and VI, and By-Laws, Articles V, VI, VII and VIII.

(d)    Investment Advisory Contracts.

(i)Investment Advisory Agreement between Registrant and Abacus FCF Advisors LLC – Filed herewith.

(ii)Amended and Restated Schedule A to the Investment Advisory Agreement between Registrant and Abacus FCF Advisors – Filed herewith.

(iii)Fee Waiver Agreement effective February 1, 2025, by Abacus FCF Advisors with respect to Abacus FCF Innovation Leaders ETF, Abacus FCF Real Assets Leaders ETF and Abacus Tactical High Yield ETF – Filed herewith.

(iv)Fee Waiver Agreement effective February 18, 2025, by Abacus FCF Advisors with respect to Abacus FCF Small Cap Leaders ETF – Filed herewith.

(e)    Underwriting Contracts.

(i)Distribution Agreement between Registrant and Quasar Distributors, LLC dated March 31, 2020 (Incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed November 16, 2020).

(ii)Form of First Amendment to Distribution Agreement (Incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed November 16, 2020).

(iii)Form of Authorized Participant Agreement. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 filed September 20, 2016).

(iv)Annex I to the Authorized Participant Agreement. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 filed June 20, 2017).

(f)     Bonus, profit sharing or pension plans. (Not applicable).

(g)    Custodian Agreements.

(i)Custody Agreement between Registrant and U.S. Bank, N.A. dated September 27, 2016 (Incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed November 16, 2020).

(ii)First Amendment dated June 5, 2017 between Registrant and U.S. Bank (Incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed November 16, 2020).

(iii)First Amendment dated October 1, 2019 to the Custody Agreement between Registrant and U.S. Bank National Association (Incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed November 16, 2020).

(iv)Second Amendment dated October 14, 2020 to the Custody Agreement between Registrant and U.S. Bank National Association (Incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed November 16, 2020).

(h)    Other Material Contracts.

(i)Amended and Restated Transfer Agent Servicing Agreement dated June 29, 2018 between Registrant and U.S. Bancorp Fund Services, LLC (Incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed November 16, 2020).

(ii)First Amendment dated October 1, 2019 to Amended and Restated Transfer Agent Agreement (Incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed November 16, 2020).

(iii)Second Amendment dated October 14, 2020 to Amended and Restated Transfer Agent Agreement (Incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed November 16, 2020).

(iv)Amended and Restated Fund Administration Servicing Agreement dated June 29, 2018 between Registrant U.S. Bancorp Fund Services, LLC (Incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed November 16, 2020).

(v)First Amendment dated October 1, 2019 to Amended and Restated Fund Administration Servicing Agreement October 1, 2019 to Fund Administration Servicing Agreement (Incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed November 16, 2020).

(vi)Second Amendment dated October 14, 2020 to Amended and Restated Fund Administration Servicing Agreement dated October 14, 2020 (Incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed November 16, 2020).

(vii)Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated June 29, 2018 (Incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed November 16, 2020).

(viii)First Amendment dated October 1, 2019 to Amended and Restated Fund Accounting Servicing Agreement (Incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed November 16, 2020).

(ix)Second Amendment dated October 14, 2020 to Amended and Restated Fund Accounting Servicing Agreement (Incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed November 16, 2020).

(i)    Opinion and Consent of Counsel – Filed herewith.

(j)    Other Opinions.

(i)    Consent of Independent Registered Public Accounting Firm with Respect to the Predecessor Account – Filed herewith.

(k)    Financial Statements Omitted from Prospectus. (None)

(l)     Initial Capital Agreements

(i)Letter of Investment Intent. (Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed December 16, 2014).

(m)    Plan Pursuant to Rule 12b-1 under the 1940 Act.

(i)Distribution and Service Plan Pursuant to Rule 12b-1 with respect to shares of the Registrant. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 filed June 20, 2017).

(ii)Amendment to Schedule A of the Plan Pursuant to Rule 12b-1 with Respect to shares of the Registrant (Incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed November 16, 2020).

(n)    Plan Pursuant to Rule 18f-3 under the 1940 Act. (Not applicable)

(o)    Reserved.

(p)    Codes of Ethics

(i)     Form of Code of Ethics of Registrant. (Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed December 16, 2014).

(ii)     Code of Ethics of FCF Advisors (Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed December 16, 2014).

(iii)Code of Ethics of Quasar Distributors, LLC. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 filed September 20, 2016).

(q)    Powers of Attorney

(i)    Power of Attorney for Stephen J. Posner, dated December 12, 2024 (Incorporated by reference to Registrant's Post-Effective Amendment No. 83 filed December 13, 2024).

(ii)Power of Attorney for David A. Kelly, dated December 12, 2024 (Incorporated by reference to Registrant's Post-Effective Amendment No. 83 filed December 13, 2024).

(iii)Power of Attorney for Paul Hatch, dated December 12, 2024 – Filed herewith.

(iv)Power of Attorney for Jay Jackson, dated December 12, 2024 (Incorporated by reference to Registrant's Post-Effective Amendment No. 83 filed December 13, 2024).

Item 30. Indemnification.

The Registrant is organized as a Delaware statutory trust and is operated pursuant to a Trust Instrument dated as of April 2, 2014 (the “Trust Instrument”), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended. The Registrant’s Trust Instrument provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity.

In particular, Article IX, Sections 1 and 2 of the Registrant’s Trust Instrument provide as follows:

Section 1. INDEMNIFICATION.

(a)Subject to the exceptions and limitations contained in subsection (b) below:

(i)every person who is, or has been, a Trustee or an officer, employee or agent of the Trust, including persons who act at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof.

(ii)as used herein, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (whether civil, criminal or administrative proceedings, regulatory investigations, or other proceedings, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, counsel fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)No indemnification shall be provided hereunder to a Covered Person:

(i)who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust, a Series or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust or the applicable Series; or

(ii)in the event of a settlement, if there has been a determination that such Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust or the applicable Series nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c)The rights of indemnification herein provided may be insured against by policies maintained by the Trust or the applicable Series, as the case may be, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled and shall inure to the benefit of the heirs, executors and administrators of a Covered Person. Nothing contained herein shall affect any rights to indemnification to which Trust or Series personnel other than Covered Persons may be entitled by contract or otherwise under law.

(d)To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Section shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust or applicable Series if it is ultimately determined that he or she is not entitled to indemnification under this Section; provided, however, that any such advancement will be made in accordance with any conditions required by the Commission.

(e)Any repeal or modification of this Article IX by the Shareholders, or adoption or modification of any other provision of this Trust Instrument or the By-laws inconsistent with this Article, shall be prospective only, to the extent that such, repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

Section 2. INDEMNIFICATION OF SHAREHOLDERS. If any Shareholder or former Shareholder of any Series is held personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or, in the case of any entity, its general successor) shall be entitled out of the Assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by such Shareholder or former Shareholder, assume the defense of any claim made against him or her for any act or obligation of the Series and satisfy any judgment thereon or expenses related thereto from the Assets belonging to the Series.

Section 9 of the Investment Advisory Agreement between the Registrant and Abacus FCF Advisors provides:

(a)Adviser will give the Trust the benefit of the Adviser’s best judgment and efforts in rendering its services to the Trust. Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by any Fund, the Trust or any of its shareholders, in connection with the matters to which this Agreement relates, except to the extent that such a loss results from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, director, employee, or agent of Adviser, who may be or become an officer, Trustee, employee or agent of the Trust shall be deemed, when rendering services to any Fund or the Trust or acting with respect to any business of such Fund or the Trust, to be rendering such service to or acting solely for the Fund or the Trust and not as an officer, director, employee, or agent or one under the control or direction of Adviser even though paid by it.

(b)Adviser is expressly put on notice of, and hereby acknowledges and agrees to, the limitation of shareholder liability as set forth in the Trust Instrument of the Trust and agrees that the obligations assumed by the Trust under this contract shall be limited in all cases to the Trust and its assets. Adviser shall not seek satisfaction of any such obligation from the shareholders or any shareholder of the Trust, nor shall Adviser seek satisfaction of any such obligation from the Trustees or any individual Trustee of the Trust. Adviser understands that the rights and obligations of each series of shares of the Trust under the Trust Instrument are separate and distinct from those of any and all other series.

(c)Neither party shall be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser’s employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.

(d)Neither party to this Agreement shall be liable to the other party for consequential damages under any provision of this Agreement.

The Distribution Agreement between the Registrant and Quasar Distributors, LLC provides:

Article 7: Indemnification of Distributor. The Trust agrees to indemnify, defend and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees and disbursements incurred in connection therewith), (i) arising by reason of any person acquiring any Shares or Creation Units, based upon the ground that the registration statement, prospectus, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements made not misleading or (ii) any breach of any representation, warranty or covenant made by the Trust in this Agreement. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statements or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor.

In no case (i) is the indemnity of the Trust to be deemed to protect the Distributor against any liability to the Trust or its Shareholders to which the Distributor or such person otherwise would be subject by reason of willful misfeasance, bad faith or negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement, or (ii)is the Trust to be liable to the Distributor under the indemnity agreement contained in this Article 7 with respect to any claim made against the Distributor or any person indemnified unless the Distributor or other person shall have notified the Trust in writing of the claim within a reasonable time after the summons or other first written notification giving information of the nature of the claim shall have been served upon the Distributor or such other person (or after the Distributor or the person shall have received notice of service on any designated agent). However, failure to notify the Trust of any claim shall not relieve the Trust from any liability which it may have to the Distributor or any person against whom such action is brought otherwise than on account of its indemnity agreement contained in this paragraph.

The Trust shall be entitled to participate at its own expense in the defense or, if it so elects, to assume the defense of any suit brought to enforce any claims subject to this indemnity provision. If the Trust elects to assume the defense of any such claim, the defense shall be conducted by counsel chosen by the Trust and satisfactory to the indemnified defendants in the suit whose approval shall not be unreasonably withheld. In the event that the Trust elects to assume the defense of any suit and retain legal counsel, the indemnified defendants shall bear the fees and expenses of any additional legal counsel retained by them. If the Trust does not elect to assume the defense of a suit, it will reimburse the indemnified defendants for the reasonable fees and expenses of any legal counsel retained by the indemnified defendants.

The Trust agrees to notify the Distributor promptly of the commencement of any litigation or proceedings against it or any of its officers or Trustees in connection with the issuance or sale of any of its Shares or Creation Units.

Article 8: Indemnification of Trust. The Distributor covenants and agrees that it will indemnify and hold harmless the Trust and each of its Trustees, officers, employees and each person, if any, who controls the Trust within the meaning of Section 15 of the 1933 Act, against any loss, liability, damages, claim or expense (including the reasonable cost of investigating or defending any alleged loss, liability, damages, claim or expense and reasonable counsel fees incurred in connection therewith) based upon the 1933 Act or any other statute or common law and arising by reason of any person acquiring any Shares or Creation Units, and alleging a wrongful act of the Distributor or any of its employees or alleging that the registration statement, prospectus, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading, insofar as the statement or omission was made in reliance upon and in conformity with information furnished to the Trust by or on behalf of the Distributor.

Without limiting the generality of the foregoing, Distributor shall indemnify and hold the Trust harmless from and against any and all actual losses, expenses, and liabilities (including reasonable attorneys' fees) that the Trust may sustain or incur arising out of any breach of this Agreement.

In no case (i) is the indemnity of the Distributor in favor of the Trust or any other person indemnified to be deemed to protect the Trust or any other person against any liability to which the Trust or such other person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement, or (ii) is the Distributor to be liable under its indemnity agreement contained in this paragraph with respect to any claim made against the Trust or any person indemnified unless the Trust or person, as the case may be, shall have notified the Distributor in writing of the claim within a reasonable time after the summons or other first written notification giving information of the nature of the claim shall have been served upon the Trust or upon any person (or after the Trust or such person shall have received notice of service on any designated agent). However, failure to notify the Distributor of any claim shall not relieve the Distributor from any liability which it may have to the Trust or any person against whom the action is brought otherwise than on account of its indemnity agreement contained in this paragraph.

The Distributor shall be entitled to participate, at its own expense, in the defense or, if it so elects, to assume the defense of any suit brought to enforce the claim, but if the Distributor elects to assume the defense, the defense shall be conducted by legal counsel chosen by the Distributor and satisfactory to the indemnified defendants whose approval shall not be unreasonably withheld. In the event that the Distributor elects to assume the defense of any suit and retain counsel, the defendants in the suit shall bear the fees and expenses of any additional legal counsel retained by them. If the Distributor does not elect to assume the defense of any suit, it will reimburse the indemnified defendants in the suit for the reasonable fees and expenses of any counsel retained by them.

The Distributor agrees to notify the Trust promptly of the commencement of any litigation, regulatory action (including an investigation) or proceedings against it or any of its officers in connection with the issue and sale of any of the Trust’s’ Shares or Creation Units.

Item 31. Business and Other Connections of the Investment Advisor.

Reference is made to the caption “Fund Management” in the Prospectus constituting Part A that is included in this Registration Statement and “Management of the Fund” in the Statement of Additional Information constituting Part B that is included in this Registration Statement.

The information as to the directors and executive officers of Abacus FCF Advisors is set forth in Abacus FCF Advisors' Form ADV filed with the Securities and Exchange Commission (SEC File No. 801-72450), and is incorporated herein by reference.

Item 32. Principal Underwriter.

(a)Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.Advisor Managed Portfolios
2.Capital Advisors Growth Fund, Series of Advisors Series Trust
3.Chase Growth Fund, Series of Advisors Series Trust
4.Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
5.Ecofin Tax-Exempt Private Credit Fund, Inc.
6.Edgar Lomax Value Fund, Series of Advisors Series Trust
7.First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust
8.First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust

9.Huber Large Cap Value Fund, Series of Advisors Series Trust
10.Huber Mid Cap Value Fund, Series of Advisors Series Trust
11.Huber Select Large Cap Value Fund, Series of Advisors Series Trust
12.Huber Small Cap Value Fund, Series of Advisors Series Trust
13.Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
14.Medalist Partners MBS Total Return Fund, Series of Advisors Series Trust
15.Medalist Partners Short Duration Fund, Series of Advisors Series Trust
16.O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
17.PIA BBB Bond Fund, Series of Advisors Series Trust
18.PIA High Yield (MACS) Fund, Series of Advisors Series Trust
19.PIA High Yield Fund, Series of Advisors Series Trust
20.PIA MBS Bond Fund, Series of Advisors Series Trust
21.PIA Short-Term Securities Fund, Series of Advisors Series Trust
22.Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
23.Poplar Forest Partners Fund, Series of Advisors Series Trust
24.Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
25.Pzena International Small Cap Value Fund, Series of Advisors Series Trust
26.Pzena International Value Fund, Series of Advisors Series Trust
27.Pzena Mid Cap Value Fund, Series of Advisors Series Trust
28.Pzena Small Cap Value Fund, Series of Advisors Series Trust
29.Reverb ETF, Series of Advisors Series Trust
30.Scharf Fund, Series of Advisors Series Trust
31.Scharf Global Opportunity Fund, Series of Advisors Series Trust
32.Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
33.Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
34.Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
35.VegTech Plant-based Innovation & Climate ETF, Series of Advisors Series Trust
36.The Aegis Funds
37.Allied Asset Advisors Funds
38.Angel Oak Funds Trust
39.Angel Oak Strategic Credit Fund
40.Brookfield Infrastructure Income Fund Inc.
41.Brookfield Investment Funds
42.Buffalo Funds
43.DoubleLine Funds Trust
44.EA Series Trust (f/k/a Alpha Architect ETF Trust)
45.Ecofin Tax-Advantaged Social Impact Fund, Inc.
46.AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions
47.AAM Brentview Dividend Growth ETF, Series of ETF Series Solutions
48.AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
49.AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
50.AAM Sawgrass U.S. Large Cap Quality Growth ETF, Series of ETF Series Solutions
51.AAM Sawgrass U.S. Small Cap Quality Growth ETF, Series of ETF Series Solutions
52.AAM SLC Low Duration Income ETF, Series of ETF Series Solutions
53.AAM Transformers ETF, Series of ETF Series Solutions
54.AlphaMark Actively Managed Small Cap ETF, Series of ETF Series Solutions
55.Aptus Collared Investment Opportunity ETF, Series of ETF Series Solutions
56.Aptus Defined Risk ETF, Series of ETF Series Solutions
57.Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
58.Aptus Enhanced Yield ETF, Series of ETF Series Solutions
59.Aptus International Enhanced Yield ETF, Series of ETF Series Solutions
60.Aptus Large Cap Enhanced Yield ETF, Series of ETF Series Solutions
61.Aptus Large Cap Upside ETF, Series of ETF Series Solutions
62.Bahl & Gaynor Dividend ETF, Series of ETF Series Solutions
63.Bahl & Gaynor Income Growth ETF, Series of ETF Series Solutions
64.Bahl & Gaynor Small Cap Dividend ETF, Series of ETF Series Solutions
65.BTD Capital Fund, Series of ETF Series Solutions
66.Carbon Strategy ETF, Series of ETF Series Solutions
67.ClearShares OCIO ETF, Series of ETF Series Solutions
68.ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
69.ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
70.Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
71.Distillate Small/Mid Cash Flow ETF, Series of ETF Series Solutions
72.Distillate U.S. Fundamental Stability & Value ETF, Series of ETF Series Solutions

73.ETFB Green SRI REITs ETF, Series of ETF Series Solutions
74.Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
75.Hoya Capital Housing ETF, Series of ETF Series Solutions
76.LHA Market State Alpha Seeker ETF, Series of ETF Series Solutions
77.LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
78.LHA Market State Tactical Q ETF, Series of ETF Series Solutions
79.LHA Risk-Managed Income ETF, Series of ETF Series Solutions
80.McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
81.NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
82.Opus Small Cap Value ETF, Series of ETF Series Solutions
83.Range Cancer Therapeutics ETF, Series of ETF Series Solutions
84.Roundhill Acquirers Deep Value ETF, Series of ETF Series Solutions
85.The Acquirers Fund, Series of ETF Series Solutions
86.The Brinsmere Fund - Conservative ETF, Series of ETF Series Solutions
87.The Brinsmere Fund - Growth ETF, Series of ETF Series Solutions
88.U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
89.U.S. Global JETS ETF, Series of ETF Series Solutions
90.U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
91.US Vegan Climate ETF, Series of ETF Series Solutions
92.Vest 10 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
93.Vest 2 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
94.First American Funds Trust
95.FundX Investment Trust
96.The Glenmede Fund, Inc.
97.The GoodHaven Funds Trust
98.Harding, Loevner Funds, Inc.
99. Hennessy Funds Trust
100.Horizon Funds
101.Hotchkis & Wiley Funds
102.Intrepid Capital Management Funds Trust
103.Jacob Funds Inc.
104.The Jensen Quality Growth Fund Inc.
105.Kirr, Marbach Partners Funds, Inc.
106.Leuthold Funds, Inc.
107.Core Alternative ETF, Series of Listed Funds Trust
108.Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
109.Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
110.LKCM Funds
111.LoCorr Investment Trust
112.MainGate Trust
113.ATAC Rotation Fund, Series of Managed Portfolio Series
114.Coho Relative Value Equity Fund, Series of Managed Portfolio Series
115.Coho Relative Value ESG Fund, Series of Managed Portfolio Series
116.Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
117.Ecofin Global Water ESG Fund, Series of Managed Portfolio Series
118.Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
119.Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
120.Kensington Active Advantage Fund, Series of Managed Portfolio Series
121.Kensington Defender Fund, Series of Managed Portfolio Series
122.Kensington Dynamic Growth Fund, Series of Managed Portfolio Series
123.Kensington Hedged Premium Income ETF, Series of Managed Portfolio Series
124.Kensington Managed Income Fund, Series of Managed Portfolio Series
125.LK Balanced Fund, Series of Managed Portfolio Series
126.Muhlenkamp Fund, Series of Managed Portfolio Series
127.Nuance Concentrated Value Fund, Series of Managed Portfolio Series
128.Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
129.Olstein All Cap Value Fund, Series of Managed Portfolio Series
130.Olstein Strategic Opportunities Fund, Series of Managed Portfolio Series
131.Port Street Quality Growth Fund, Series of Managed Portfolio Series
132.Principal Street High Income Municipal Fund, Series of Managed Portfolio Series
133.Principal Street Short Term Municipal Fund, Series of Managed Portfolio Series
134.Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
135.Reinhart International PMV Fund, Series of Managed Portfolio Series
136.Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series

137.Tortoise Energy Infrastructure and Income Fund, Series of Managed Portfolio Series
138.Tortoise Energy Infrastructure Total Return Fund, Series of Managed Portfolio Series
139.Tortoise North American Pipeline Fund, Series of Managed Portfolio Series
140.Tremblant Global ETF, Series of Managed Portfolio Series
141.Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
142.Hood River International Opportunity Fund, Series of Manager Directed Portfolios
143.Hood River New Opportunities Fund, Series of Manager Directed Portfolios
144.Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
145.Mar Vista Strategic Growth Fund, Series of Manager Directed Portfolios
146.SanJac Alpha Core Plus Bond ETF, Series of Manager Directed Portfolios
147.SanJac Alpha Low Duration ETF, Series of Manager Directed Portfolios
148.SWP Growth & Income ETF, Series of Manager Directed Portfolios
149.Vert Global Sustainable Real Estate ETF, Series of Manager Directed Portfolios
150.Mason Capital Fund Trust
151.Matrix Advisors Funds Trust
152.Matrix Advisors Value Fund, Inc.
153.Monetta Trust
154.Nicholas Equity Income Fund, Inc.
155.Nicholas Fund, Inc.
156.Nicholas II, Inc.
157.Nicholas Limited Edition, Inc.
158.Oaktree Diversified Income Fund Inc.
159.Permanent Portfolio Family of Funds
160.Perritt Funds, Inc.
161.Procure ETF Trust II
162.Professionally Managed Portfolios
163.Prospector Funds, Inc.
164.Provident Mutual Funds, Inc.
165.Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
166.Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
167.Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
168.Aquarius International Fund, Series of The RBB Fund, Inc.
169.Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
170.Boston Partners Emerging Markets Dynamic Equity Fund, Series of The RBB Fund, Inc.
171.Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
172.Boston Partners Global Sustainability Fund, Series of The RBB Fund, Inc.
173.Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
174.Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
175.Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.
176.Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
177.F/m 10-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
178.F/m 2-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
179.F/m 3-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
180.F/m Emerald Life Sciences Innovation ETF, Series of The RBB Fund, Inc.
181.F/m Opportunistic Income ETF, Series of The RBB Fund, Inc.
182.Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
183.Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
184.Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
185.Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
186.Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
187.Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
188.Optima Strategic Credit Fund, Series of The RBB Fund, Inc.
189.SGI Dynamic Tactical ETF, Series of The RBB Fund, Inc.
190.SGI Enhanced Core ETF, Series of The RBB Fund, Inc.
191.SGI Enhanced Global Income ETF, Series of The RBB Fund, Inc.
192.SGI Global Equity Fund, Series of The RBB Fund, Inc.
193.SGI Peak Growth Fund, Series of The RBB Fund, Inc.
194.SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
195.SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
196.SGI U.S. Large Cap Core ETF, Series of The RBB Fund, Inc.
197.SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
198.SGI U.S. Small Cap Equity Fund, Series of The RBB Fund, Inc.
199.US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
200.US Treasury 12 Month Bill ETF, Series of The RBB Fund, Inc.

201.US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
202.US Treasury 20 Year Bond ETF, Series of The RBB Fund, Inc.
203.US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
204.US Treasury 3 Year Note ETF, Series of The RBB Fund, Inc.
205.US Treasury 30 Year Bond ETF, Series of The RBB Fund, Inc.
206.US Treasury 5 Year Note ETF, Series of The RBB Fund, Inc.
207.US Treasury 6 Month Bill ETF, Series of The RBB Fund, Inc.
208.US Treasury 7 Year Note ETF, Series of The RBB Fund, Inc.
209.WPG Partners Select Hedged Fund, Series of The RBB Fund, Inc.
210.WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
211.WPG Partners Small Cap Value Diversified Fund, Series of The RBB Fund, Inc.
212.The RBB Fund Trust
213.RBC Funds Trust
214.Rockefeller Municipal Opportunities Fund
215.Series Portfolios Trust
216.Thompson IM Funds, Inc.
217.Tortoise Capital Series Trust
218.TrimTabs ETF Trust
219.Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
220.Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
221.CrossingBridge Low Duration High Income Fund, Series of Trust for Professional Managers
222.CrossingBridge Nordic High Income Bond Fund, Series of Trust for Professional Managers
223.CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
224.CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
225.RiverPark Strategic Income Fund, Series of Trust for Professional Managers
226.Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
227.Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
228.Jensen Quality MidCap Fund, Series of Trust for Professional Managers
229.Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
230.Rockefeller US Small Cap Core Fund, Series of Trust for Professional Managers
231.USQ Core Real Estate Fund
232.Wall Street EWM Funds Trust
233.Wisconsin Capital Funds, Inc.

Item 32(b) The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	Three Canal Plaza, Suite 100, Portland, ME 04101	President/Manager	None
Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Susan L. LaFond	Three Canal Plaza, Suite 100, Portland ME 04101	Vice President and Chief Compliance Officer and Treasurer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Weston Sommers	Three Canal Plaza, Suite 100, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

Item 32(c) Not applicable.

Item 33. Location of Accounts and Records.
All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the addresses below.

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant, and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Investment Adviser	Abacus FCF Advisors LLC 2101 Park Center Drive, Suite 250 Orlando, FL 32835
Registrant’s Custodian	U.S. Bank, National Association 1555 North RiverCenter Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Distributor	Quasar Distributors, LLC Three Canal Plaza, Suite 100 Portland, ME 04101

Item 34. Management Services

Not applicable.

Item 35. Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 14th day of February 2025.

ABACUS FCF ETF TRUST

By:	/s/ Jay Jackson
Jay Jackson
President, Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to its Registration Statement has been signed below on February 14, 2025 by the following persons in the capacities indicated.

Signature	Title

/s/ Jay Jackson	President, Principal Executive Officer and Trustee
Jay Jackson

/s/ Vince (Qijun) Chen	Principal Financial Officer
Vince (Qijun) Chen

/s/ Stephen J. Posner*	Trustee
Stephen J. Posner

/s/ David A. Kelly*	Trustee
David A. Kelly

/s/ Paul Hatch*	Trustee
Paul Hatch

*By:	/s/ Jay Jackson

*  Signatures affixed by Jay Jackson pursuant to powers of attorney dated December 12, 2024.

ABACUS FCF ETF TRUST

EXHIBIT INDEX

Exhibit	Exhibit No.
Amendment No. 1 to the Trust Instrument	EX-99(a)(iii)
Investment Advisory Agreement between Registrant and Abacus FCF Advisors LLC	X-99(d)(i)
Amended Appendix A to the Investment Advisory Agreement between Registrant and Abacus FCF Advisors	EX-99(d)(ii)
Fee Waiver Agreement effective February 1, 2025, by Abacus FCF Advisors with respect to Abacus FCF Innovation Leaders ETF, Abacus FCF Real Assets Leaders ETF and Abacus Tactical High Yield ETF	EX-99(d)(iii)
Fee Waiver Agreement effective February 18, 2025, by Abacus FCF Advisors with respect to Abacus FCF Small Cap Leaders ETF	EX-99(d)(iv)
Opinion and Consent of Counsel	EX-99(i)
Consent of Independent Registered Public Accounting Firm with Respect to the Predecessor Account	EX-99(j)(i)
Power of Attorney for Paul Hatch, dated December 12, 2024	EX-99(q)(iii)